DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	flml
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	24,962,250
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 2,742	$ 3,456
Marketable securities	6,413	21,035
Accounts receivable (net of allowance of $137 and $139 at December 31, 2011 and 2012 respectively)	5,464	7,765
Note receivable	0	0
Inventory	1,520	1,675
Research and development tax credit receivable current portion	6,632	79
Prepaid expenses and other current assets	2,314	2,642
Total current assets	25,085	36,652
Goodwill	18,491	0
Property and equipment, net	18,238	19,383
Intangible assets, net	41,589	0
Other assets:
Research and development tax credit receivable less current portion	13,725	13,203
Other long-term assets	183	164
Total assets	117,311	69,402
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	3,351	2,026
Current portion of capital lease obligations	77	97
Accounts payable	3,596	3,920
Current portion of deferred revenue	614	2,836
Advances from customers	575	1,962
Accrued expenses	5,013	5,478
Other current liabilities	1,133	1,995
Total current liabilities	14,359	18,314
Long-term debt, less current portion	33,278	1,689
Capital lease obligations, less current portion	179	251
Deferred revenue, less current portion	181	1,531
Deferred tax liabilities	14,130	0
Other long-term liabilities	24,680	17,823
Total long-term liabilities	72,448	21,294
Commitments and contingencies:	0	0
Shareholders' equity:
Ordinary shares: 24,962,250 issued and outstanding at December 31, 2011 and 25,415,400 at December 31, 2012 (shares authorised 33,931,990) at nominal value of 0.122 euro	3,714	3,641
Additional paid-in capital	209,158	205,489
Accumulated deficit	(192,621)	(189,393)
Accumulated other comprehensive income	10,253	10,057
Total shareholders' equity	30,504	29,794
Total liabilities and shareholders' equity	$ 117,311	$ 69,402

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Allowance for accounts receivable (in dollars)	$ 139		$ 137
Common stock, par value (in euro per share)		€ 0.122		€ 0.122
Common stock, shares authorized	33,931,990	33,931,990	33,931,990	33,931,990
Common stock, shares issued	25,415,400	25,415,400	24,962,250	24,962,250
Common stock, shares outstanding	25,415,400	25,415,400	24,962,250	24,962,250

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
License and research revenue	$ 9,324	$ 10,566	$ 19,704
Product sales and services	9,657	13,395	8,180
Other revenues	7,120	8,639	9,210
Total revenue	26,101	32,600	37,094
Costs and expenses:
Cost of products and services sold	(5,860)	(6,284)	(6,914)
Research and development	(26,115)	(25,089)	(28,687)
Selling, general and administrative	(14,153)	(10,810)	(11,333)
Remeasurement of acquisition liabilities	18,834	0	0
Impairment of assets	(7,170)	0	0
Total	(34,464)	(42,183)	(46,934)
Income (loss) from operations	(8,363)	(9,583)	(9,840)
Interest expense	(118)	(73)	(24)
Interest income	629	667	464
Foreign exchange gain (loss)	(180)	273	109
Other income	102	134	525
Income (loss) before income taxes	(7,930)	(8,582)	(8,766)
Income tax	4,702	(192)	(209)
Net income (loss)	$ (3,228)	$ (8,774)	$ (8,975)
Earnings (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (0.13)	$ (0.36)	$ (0.37)
Diluted earnings (loss) per share (in dollars per share)	$ (0.13)	$ (0.36)	$ (0.37)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,135	24,669	24,411
Diluted (in shares)	25,135	24,669	24,411

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (3,228)	$ (8,774)	$ (8,975)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	196	(816)	(3,596)
Other comprehensive income (loss), net of tax	196	(816)	(3,596)
Comprehensive loss	$ (3,032)	$ (9,590)	$ (12,571)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 3,540	$ 198,498	$ (171,644)	$ 14,469	$ 44,863
Balance (in shares) at Dec. 31, 2009	24,342,600
Subscription of warrants		224			224
Issuance of ordinary shares on exercise of stock -options	11	470			481
Issuance of ordinary shares on exercise of stock -options (in shares)	63,000
Issuance of ordinary shares on vesting of free shares	38	(38)			0
Issuance of ordinary shares on vesting of free shares (in shares)	240,050
Stock-based compensation expense		3,308			3,308
Net loss			(8,975)		(8,975)
Other comprehensive income (loss)				(3,596)	(3,596)
Balance at Dec. 31, 2010	3,589	202,462	(180,619)	10,873	36,305
Balance (in shares) at Dec. 31, 2010	24,645,650
Subscription of warrants		200			200
Issuance of ordinary shares on exercise of stock -options	8	88			96
Issuance of ordinary shares on exercise of stock -options (in shares)	44,200
Issuance of ordinary shares on vesting of free shares	44	(44)			0
Issuance of ordinary shares on vesting of free shares (in shares)	272,400
Stock-based compensation expense		2,783			2,783
Net loss			(8,774)		(8,774)
Other comprehensive income (loss)				(816)	(816)
Balance at Dec. 31, 2011	3,641	205,489	(189,393)	10,057	29,794
Balance (in shares) at Dec. 31, 2011	24,962,250
Subscription of warrants		5			5
Issuance of ordinary shares on exercise of stock -options	31	570			601
Issuance of ordinary shares on exercise of stock -options (in shares)	195,000
Issuance of ordinary shares on vesting of free shares	42	(42)			0
Issuance of ordinary shares on vesting of free shares (in shares)	258,150
Stock-based compensation expense		3,136			3,136
Net loss			(3,228)		(3,228)
Other comprehensive income (loss)				196	196
Balance at Dec. 31, 2012	$ 3,714	$ 209,158	$ (192,621)	$ 10,253	$ 30,504
Balance (in shares) at Dec. 31, 2012	25,415,400

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (3,228)	$ (8,774)	$ (8,975)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,183	3,346	4,696
Loss (gain) on disposal of property and equipment	(37)	(11)	(68)
Gains on sales of marketable securities	(6)	(41)	(74)
Grants recognized in other income and income from operations	(975)	(3,227)	(884)
Remeasurement of acquisition liabilities	(18,834)	0	0
Impairment of assets	7,170	0	0
Change in deferred tax	(4,758)	0	0
Stock compensation expense	3,040	2,779	3,170
Increase (decrease) in cash from:
Accounts receivable	2,610	(464)	733
Inventory	176	(917)	152
Prepaid expenses and other current assets	800	856	964
Research and development tax credit receivable	(6,642)	(3,938)	837
Accounts payable	(613)	(825)	(450)
Deferred revenue	(4,984)	856	(3,358)
Accrued expenses	(742)	(491)	(723)
Other current liabilities	(682)	399	(814)
Other long-term assets and liabilities	1,383	129	(663)
Net cash used in operating activities	(23,139)	(10,323)	(5,457)
Cash flows from investing activities:
Purchases of property and equipment	(1,069)	(1,903)	(3,599)
Proceeds from disposal of property and equipment	67	185	131
Proceeds from sales of marketable securities	18,246	26,382	83,128
Purchase of marketable securities	(3,567)	(25,015)	(73,632)
Cash transferred on acquisition	1,771		0
Net cash provided by (used in) investing activities	15,448	(351)	6,028
Cash flows from financing activities:
Reimbursment of loans or conditional grants	(223)	(1,910)	(1,879)
Proceeds from loans or conditional grants	6,668	7,855	436
Principal payments on capital lease obligations	(97)	(96)	(35)
Cash proceeds from issuance of ordinary shares and warrants	607	296	704
Net cash provided by financing activities	6,955	6,145	(774)
Effect of exchange rate changes on cash and cash equivalents	22	(199)	(329)
Net increase (decrease) in cash and cash equivalents	(714)	(4,728)	(532)
Cash and cash equivalents, beginning of year	3,456	8,184	8,716
Cash and cash equivalents, end of year	2,742	3,456	8,184
Supplemental disclosures of cash flow information:
Income tax paid	56	0	0
Interest paid	118	73	24
The supplemental schedule of non cash investing and financing activities is as follows
Capital lease obligations incurred	0	220	131
Fair value of assets acquired at acquisition date:	50,927	0	0
Liabilities assumed at acquisition date:	$ 50,927	$ 0	$ 0

Nature of business and summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Text Block]

1. Nature of business and summary of significant accounting policies:

1.1.	Nature of business:

Flamel Technologies, S.A. (the "Company") is organized as a société anonyme, a form of corporation under the laws of The Republic of France. The Company was founded in 1990. The Company is a specialty pharmaceutical company with a long history of drug delivery expertise. The Company operates primarily in France and has commercial and marketing capabilities in the US.

1.2.	Management estimates

The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, purchase price allocation of its acquisitions, remeasurement of liabilities accounted at fair value, the recoverability of the carrying amount and estimated useful lives of long-lived assets, in progress R&D and goodwill, share-based compensation expenses, evaluation of long term personnel compensation, calculation of R&D tax credit, and valuation allowance of deferred tax assets. Management makes these estimates using the best information available at the time the estimates are made; however, actual results could differ from those estimates.

1.3.	Going concern

Since its inception, the Company has incurred significant net losses resulting in an accumulated deficit of $193 million as of December 31, 2012, which raises substantial doubt about its ability to continue as a going concern.  Management believes that the $15 million received in February 2013 from the Facility and Royalty Agreements, as discussed in note 26, and its current working capital as of December 31, 2012 will be sufficient for the company to continue as a going concern for at least the next twelve months.

1.4.	Principles of consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries in the United States. All inter-company accounts and transactions have been eliminated. The list of the subsidiaries is detailed in exhibit 8.1

1.5.	Translation of financial statements of foreign entities and foreign currency transactions:

The reporting currency of the Company and its wholly-owned subsidiary is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiaries whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at year-end rates, (2) income statement accounts at weighted average exchange rates for the year, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

Transaction gains and losses are reflected in the statement of operations.

The Company has not undertaken hedging transactions to cover its currency translation exposure.

1.6.	Revenue recognition:

Revenue includes upfront licensing fees, milestone payments for R&D achievements, compensation for the execution of research and development activities.

Before January 1, 2011, we evaluated arrangements with multiple elements in accordance with Accounting Standards Codification, or ASC, 605-25 Revenue Recognition – Multiple-Element Arrangements. In October 2009, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2009-13 Revenue Arrangements with Multiple Deliverables, or ASU 2009-13, which amended the accounting standards for certain multiple element revenue arrangements to:

·	provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

·	require an entity to allocate arrangement consideration to each element based on a selling price hierarchy, also called the relative selling price method, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and
·	eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element.

On January 1, 2011, we adopted ASU 2009-13 on a prospective basis. The adoption of this new guidance did not have any material impact on our consolidated financial statements.

Where agreements have more than one deliverable, a determination is made as to whether the license and R&D elements should be recognized separately or combined into a single unit of account in accordance with ASU 2009-13, Revenue with Multiple Deliverables.

The Company uses a multiple attribution model, referred to as the milestone-based method:

-	As milestones relate to discrete development steps (i.e. can be used by the co-development partners to decide whether to continue the development under the agreement), the Company views that milestone events have substance and represent the achievement of defined goals worthy of the payments. Therefore, milestone payments based on performance are recognized when the performance criteria are met and there are no further performance obligations.
-	Non-refundable technology access fees received from collaboration agreements that require the Company's continuing involvement in the form of development efforts are recognized as revenue ratably over the development period.

-	Research and development work is compensated at a non-refundable hourly rate for a projected number of hours. Revenue on such agreements is recognized proportionally to the actual number of hours worked compared to the latest estimated total hours.. Costs incurred under these contracts are considered costs in the period incurred. Payments received in advance of performance are recorded as deferred revenue and recognized in revenue as services are rendered.

The Company recognizes revenue from product sales when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed and determinable, and collectibility is reasonably assured.

The Company receives royalty revenues under a license agreement with a third party that sells products based on technology developed by the Company. There are no future performance obligations on the part of the Company under this license agreement. The license agreements provide for the payment of royalties to the Company based on sales of the licensed product. The Company records these revenues based on actual sales that occurred during the relevant period and classified these revenues in ‘Other Revenues’.

The Company signs feasibility study agreements. Revenue is recognized over the term of the agreement as services are performed.

1.7.	Governmental Grants:

The Company receives financial support for various research or investment projects from governmental agencies.

The Company recognizes conditional grants related to specific development projects conditioned on completion of investment program and ongoing employment at the facilities as an offset to operating expenses once all conditions stated in the grant have been met.

The Company recognizes unconditional grants for research and development (R&D) projects requiring the collaboration of both private and public research partners as an offset to R&D expense on a pro-rata basis over the duration of the program.

The Company receives funds to finance R&D projects. These funds are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and as such the funds are recognized in the Income Statement as ‘Other Income’. The absence of commercial success must be formally confirmed by the granting authority. Should the Company wish to discontinue the research and development to which the funding is associated, the granting authorities must be informed.

1.8.	Research and development costs:

Research and development (R&D) expenses comprise the following types of costs incurred in performing R&D activities: salaries, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees. Research and development expenditures are charged to operations as incurred.

The Company does not disclose research development costs per partner funded contract and does not believe such disclosure would be material to investors.

1.9.	Concentration of credit risk:

The Company's cash and cash equivalents are deposited with HSBC, Crédit Agricole, Commerce Bank and Citibank.

The marketable securities issued by Credit Agricole have strong credit ratings (rated “A” by Standard and Poor)

The Company’s revenues are derived mainly from collaborative research and development contracts and supply agreements with pharmaceutical companies based in Europe and the United States. All significant customers are discussed in Note 4.

The Company performs ongoing credit evaluations of its customers and maintains provisions for potential credit losses as considered necessary. The Company generally does not require collateral. Historically, the Company has not experienced significant credit losses on its customer accounts. The allowance for doubtful accounts was $141,000, $137,000 and $139,000 at December 31, 2010, 2011 and 2012, respectively.

1.10.	Earnings per share:

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period. Such securities are not considered in computing diluted loss per share as their effects would be anti-dilutive.

1.11.	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand, cash on deposit and fixed term deposit being highly liquid investments with a maturity of three months or less at the date of purchase.

1.12.	Marketable securities:

Marketable securities consist of highly liquid investments in money market mutual funds. Marketable securities are classified as available-for-sale securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" These investments are recorded at fair value, which is based on quoted market prices. Accordingly, unrealized gains and losses are included in accumulated other comprehensive income until realized.

1.13.	Accounts Receivable:

Accounts receivable are stated at amounts invoiced net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables deemed uncollectible. Provision is made based upon a specific review of all significant outstanding invoices.

1.14.	Inventories:

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as research and development costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

1.15.	Property and equipment:

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

Assets under capital leases are amortized over the economic lives of the assets. Amortization of the carrying value of assets under capital leases is included in depreciation expense.

1.16.	Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized, but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased licenses and in progress R&D recognized as part of the Eclat acquisition purchase price allocation. Acquired IPR&D has an indefinite life and is not amortized until completion and development of the project, at which time the IPR&D becomes an amortizable asset. If the related project is not completed in a timely manner or the project is terminated or abandoned, we may have an impairment related to the IPR&D, calculated as the excess of the asset’s carrying value over its fair value.

Our policy defines IPR&D as the value assigned to those projects for which the related products have not received regulatory approval and have no alternative future use. Determining the portion of the purchase price allocated to IPR&D requires us to make significant estimates. The amount of the purchase price allocated to IPR&D is determined by estimating the future cash flows of each project or technology and discounting the net cash flows back to their present values. The discount rate used is determined at the time of measurement in accordance with accepted valuation methods. These methodologies include consideration of the risk of the project not achieving commercial feasibility.

At the time of acquisition, we expect that all acquired IPR&D will reach technological feasibility, but there can be no assurance that the commercial viability of these products will actually be achieved. The risks associated with achieving commercialization include, but are not limited to, delay or failure to obtain required market clearances.

1.17.	Impairment of Long-Lived Assets:

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on management assumptions and are subject to risk and uncertainty.

1.18.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740. Under ASC 740, deferred tax assets are determined based on the difference between the financial reporting and tax basis of assets and liabilities, applying enacted statutory tax rates in effect for the year in which the tax differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment.

1.19.	Research credit tax

The Company is eligible to receive a French research tax credit that is calculated based on a percentage of eligible research and development costs. The tax credit can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research credit tax as a grant, offsetting operating expenses.

1.20.	Employee stock options and warrants:

The Company accounts for Stock based compensation based on grant-date fair value estimated in accordance with ASC 718.

The Company estimated the fair value of stock options and warrants using a Black-Scholes option-pricing valuation model (“Black-Scholes model”).

The Company uses a simplified method to estimate the maturity. The Company considered historical data was insufficient and irrelevant relative to the grant of stock-options and warrants to a limited population and the simplified method was used to determine the expected term for stock-options and warrants granted.

The Company recognizes compensation cost, net of an estimated forfeiture rate, using the accelerated method over the requisite service period of the award.

1.21.	Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. The morelikely-than-not threshold is defined as having a likelihood of more than 50 percent. If based on its qualitative assessment, a company concludes that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then quantitative impairment testing is required. However, if a company concludesotherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The adoption of ASU 2012- 02 will not affect the consolidated financial position, results of operations or cash flows of the Company.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”). ASU 2011-08 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The adoption of ASU 2011-08, did not impact on the consolidated financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires, in part, that companies present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years,and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05, did not impact on the consolidated financial position, results of operations or cash flows of the Company.

 In June 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).” ASU 2011-04 requires expansion of the disclosures required for Level 3 measurements of fair value and provides updates to the existing measurement guidance. The provisions of ASU 2011-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-04, did not impact on the consolidated financial position, results of operations or cash flows of the Company

Business combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

2. Business combinations

Effective March 13, 2012, Flamel acquired, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC, or Éclat Pharmaceuticals, from Éclat Holdings, LLC, or Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. Éclat Pharmaceuticals is a specialty pharmaceuticals business focused on the development, approval and commercialization of niche brands and generic pharmaceutical products. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

-	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
-	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
-	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products
-	a commitment to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million.

The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

Flamel US issued the note pursuant to a Note Agreement among Flamel, Flamel US and Éclat Holdings dated March 13, 2012. The note is payable over six years only if certain contingencies are satisfied, namely that: (a) two or more Éclat Pharmaceuticals launch products are approved by the FDA, or (b) one Éclat Pharmaceuticals launch product is approved by the FDA and has generated $40 million or more in cumulative net sales. These contingencies are referred to as thresholds. If either Threshold is satisfied, Flamel US will pay 25% of the original principal amount due under the note on each of the third, fourth, fifth and sixth anniversaries of the date of the note. The note accrues interest at an annual rate of 7.5% (calculated on the basis of the actual number of days elapsed in each month) and is payable quarterly in arrears commencing on July 2, 2012 and on the first business day of each October, January, April and July thereafter; provided, however, that if on any such interest payment date, at least one Éclat Pharmaceuticals launch product has not been approved by the FDA, the interest payable on such date will not be payable, but will be added on such date to the outstanding principal amount of the note. Flamel must pay any interest so accrued no later than nine months after such FDA approval and, upon such payment; such outstanding principal amount of the note will be reduced by the amount thereof.

In addition to the note, two six year warrants were issued to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS. The warrants provide that they may only be exercised for six years following the approval, for the purposes of French law, by the holders of a majority of Flamel’s ordinary shares, of the authorization and issuance of the warrants and the ordinary shares underlying the warrants and the waiver of all preferential subscription rights of holders of ordinary shares (and ADSs) with respect to the warrant and the underlying shares.  On June 22, 2012, the authorization and issuance and waiver were approved by the holders of the requisite number of ordinary shares

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

The fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 72% probability of success.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

The deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the tangible assets and identifiable intangible assets acquired and liabilities assumed were recorded at fair value, with the remaining purchase price recorded as goodwill.

The following table summarizes the final fair values of the assets acquired and liabilities assumed at the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,771
Account receivables	210
Inventories	38
Prepaid expenses and other current assets	430
Property and equipment, net	57
Intangible assets	49,282
Goodwill	18,491
Total identifiable assets acquired	70,279

Current liabilities	(459)
Deferred Tax Liabilities	(18,887)
Long term liabilities	(6)
Total liabilities assumed	(19,352)
Net identifiable assets acquired	$70,279
Net assets acquired	$50,927

Of the $49,282,000 of acquired intangible assets, $47,309,000 was allocated to in-process research and development (IPR&D) assets that were recognized at fair value on the acquisition date. The fair value was determined using an income approach, including a discount rate of 20%, applied to probability adjusted after-tax cash flows. The estimated costs to complete the IPR&D projects represents management’s best estimate of expected costs, but are subject to change based on additional information received as development activities advance. The remaining useful life has been estimated to be four years once the products in question have been approved. The remaining $1,973,000 was allocated to the acquired product license for Hycet® (3-year useful economic life).

The deferred tax liability of $18.9 million relates to temporary differences associated primarily with the IPR&D, which are not deductible for tax purposes. Deferred taxes have been calculated at the statutory rate of 40%.

The difference between the purchase price and the fair value of the assets acquired and liabilities assumed of $18.5 million was allocated to goodwill. This goodwill is attributable to the remaining product opportunities identified by the acquired entity at the date of acquisition, but for which limited development had occurred and the regulatory approval process had not commenced. None of the goodwill is expected to be deductible for income tax purposes.

The Company recognized $635,000 of acquisition related costs that were expensed and included in SG&A expenses.

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending December 31, 2012 (in thousands) are as follows:

Revenue and earnings included in the consolidated income statement from March 13, 2012 to December 31, 2012
Revenues	$560
Net Income/(Loss)	$(5,301)

The following supplemental pro forma information presents Flamel’s financial results for the twelve month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

		Twelve months ended December 31,
		2011	2012
		(unaudited)
Revenues		$33,209	$26,314

Net Income/(Loss)	(a)	$(13,624)	$(3,754)

The above unaudited pro forma information was determined based on the historical US GAAP results of Flamel and Éclat Pharmaceuticals. The unaudited pro forma consolidated results are not necessarily indicative of what the Company’s consolidated results of operations actually would have been if the acquisition was completed on January 1, 2011. The unaudited pro forma consolidated net income primarily reflects adjustment of:

i.	Elimination of $0.6 million of transaction costs, which are directly attributable to the transaction, for Flamel for the period ended December 31, 2012, and integration of these costs as if they were expensed in the period ended December 31, 2011.
ii.	Adjustment to record the estimated amortization expense for intangible asset. The amortization expense was calculated using estimated useful life of three years for the Hycet product license acquired by Éclat Pharmaceuticals in July 2011, with an estimated value of $2.0 million, considering the acquisition would have been completed on January 1, 2011. The amortization for period ended December 31, 2011 amounts to $660,000.
iii.	An adjustment to record the estimated increase in amortization expense for intangible assets for the period prior to the acquisition (from January 1, 2012 to March 13, 2012). The incremental expense for the three months was $25,000.

Net loss for the twelve month period ended December 31, 2012 includes income of $14.4 million of which $18.8 million represents remeasurement of the fair value of the acquisition liabilities and $4.3 million of expenses net of tax in connection with the impairment of certain assets acquired. The Company’s result of operations in future periods will be affected by the movements in the fair value of the acquisition liabilities which are remeasured at each balance sheet date. Changes in fair value will be recognized in operating income. Changes in assumptions or other variants used to calculate the fair value of acquisition liabilities, such as,but not limited to, the Company’s share price, volatility of the share price, discount rates, probability assessment of success in completing development and commercializing acquired products, market share, market size and selling prices negotiated for each product will have an effect on the fair value of the acquisition liabilities. Future non-discounted probability adjusted deferred consideration payments are expected to amount to $49.6 million.

The variation in the fair value of the acquisition liabilities from acquisition date to December 31, 2012, resulting from new facts and circumstances that occurred post acquisition regarding the potential competitive landscape of products in the portfolio, including the abandon of one potential product, is as follows:

		as of December 31, 2012
(In thousands of U.S. dollars)	Acquisition date fair value	Payments	Remeasurement	Net

Acquisition liability deferred consideration	$33,237	$(160)	$(9,013)	$24,064
Acquisition liability note	5,625	-	87	5,712
Acquisition liability warrant consideration	12,065	-	(9,908)	2,157
Total	$50,927	$(160)	$(18,834)	$31,933

The acquisition liability warrant consideration has been classified as a debt instrument (see note 16 Long Term Debt).

As of December 31, 2012, the Company conducted impairment tests of the IPR&D and recognized an expense of $7,170,000, based on the management’s best estimates of the present value of future cash flows compiled on a project by project and product by product basis (see note 12 Goodwill and intangible assets). The impairment of these assets results from new facts and circumstances that occurred post acquisition regarding the potential competitive landscape of one of the products in the portfolio.

Subcontracting agreement	12 Months Ended
Dec. 31, 2012
Subcontracting Agreement [Abstract]
Subcontracting Agreement [Text Block]

3. Subcontracting agreement:

In accordance with the terms of a supply agreement signed with GSK in December 2004 and renewed in May 2008 for the manufacture of Coreg CR microparticles on a cost plus basis, the Company recognized as revenues from product sales a total amount of $8,180,000 in 2010. This supply agreement expired on December 31, 2010. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles.  Under the agreement, the Company is entitled to guaranteed minimum payments to supply Coreg CR microparticles over a period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice.  Pursuant to the agreement, the Company received a payment of € 1,300,000 ($1,835,000) during the third quarter of 2011 and a further €1,300,000 ($1,752,000) payment in the fourth quarter of 2011, as well as a higher margin on all product produced by Flamel for GSK since January 1, 2011. For the year 2011, the Company recognized as revenues from product sales a total amount of $13,395,000 of which $2,711,000 relates to the €2,600,000 received in the third quarter and the fourth quarter 2011. For 2012, the Company recognized as revenues from product sales a total amount of $9,097,000 of which $852,000 relates to the €2,600,000 received in 2011.

License, research and consulting agreements	12 Months Ended
Dec. 31, 2012
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

4. License, research and consulting agreements:

GlaxoSmithKline (GSK)

In March 2003, Flamel Technologies and SB Pharma Puerto Rico Inc, an affiliate of GSK entered into a license agreement whereby the Company agreed to license its controlled-release Micropump® in order to develop a new formulation for carvedilol, which is marketed by GSK as Coreg.

In 2010, the Company recognized $8,541,000 of royalties on Coreg sales.

In 2011, the Company recognized $8,210,000 of royalties on Coreg sales.

In 2012, the Company recognized $6,870,000 of royalties on Coreg sales

In December 2004, Flamel and GSK (GSK) entered into a four year supply agreement whereby Flamel agreed to supply GSK with commercial supplies of product. The provisions of the agreement include payments to Flamel of $20,717,000 to support the costs and capital expenditure relative to the creation of a manufacturing area for the production of commercial supply of the product. The capital expenditures consist of both buildings and fixtures, and production equipment. Flamel will have immediate title to buildings and fixtures; however title to production equipment remains with GSK for the duration of the supply agreement.

If the Company breaches the supply agreement through gross negligence, GSK can choose to terminate the supply agreement. The likely occurrence of this event is deemed remote given the Company’s ability to perform under supply arrangements based on its historical experience. In the event of a breach and a decision to terminate the agreement, all payments received become repayable to GSK and Flamel will receive immediate title to all production equipment.

Upon cessation of the supply agreement, in the normal course of business, GSK will pass title to all production equipment to Flamel without cost of any kind.

A total of $8,188,000 has been incurred on the acquisition of buildings and fixtures and a total of $11,138,000 has been incurred on behalf of GSK for the purchase of production equipment and associated costs. As of December 31, 2012, the funds received from GSK to finance the acquisition of assets owned by Flamel are classified in other current liabilities for $317,000 and in other long term liabilities for $3,818,000. The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets.

In July 2006, Flamel and GSK entered into a further agreement as a supplement to the original supply agreement whereby GSK partly sponsored the extension of the then existing facilities at Pessac from two lines to three. GSK has exclusive use of part of this equipment, in for the production of Coreg CR microparticles. The total funding provided by GSK amounted to $8.1 million to finance the acquisition of equipments, buildings and fixtures. The Company received all installments due under the agreement by December 31, 2007. As of December 31, 2012 the funds received from GSK to finance the extension were classified in other current liabilities for $354,000 and long term liabilities for $2,527,000. The liability is amortized on a pro-rata basis over the expected life of the assets and proportionally based on funding received compared with the total value of the related assets. This amortization is reflected as an offset of the depreciation of the related assets (see Note 13).

In May 2008, Flamel and GSK signed an amendment to the original supply agreement, extending the supply of commercial supplies of the product through to end of 2010. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles; the Company is the sole supplier of Coreg CR microparticles for GSK.  Under the agreement, the Company will receive guaranteed minimum payments to supply Coreg CR microparticles over a period of over a minimum period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice. See Note 3. Subcontracting Agreement.

Wyeth Pharmaceuticals

On September 12, 2007 the Company entered into a development and license agreement with Wyeth Pharmaceuticals, (‘Wyeth’) now part of Pfizer Inc., whereby the Company agreed to license its Medusa technology for the development and licensing of a marketed protein. The Company received an upfront fee and may receive development fees, milestones and royalties on the product. On September 2, 2008 Wyeth confirmed their intention to pursue the development and license agreement triggering a $500,000 payment. On November 4, 2009 Wyeth exercised the option for the licensing of Flamel technology and paid $1,000,000.

In 2010, the Company recognized research and development revenues of $353,000. The Company also recognized $221,000 of amortization of up-front payment and option payment.

In 2011, the Company recognized research and development revenues of $75,000. The Company also recognized $665,000 of amortization of up-front payment and option payment, of which $425,000 relates to accelerated amortization due to termination.

In March 2012 the Company announced that the arrangement with Pfizer was discontinued.

Merck Serono, a division of Merck KGaA

On December 20, 2007 Flamel Technologies entered into a relationship with Merck Serono, a division of Merck KGaA, to investigate the applicability of Flamel's Medusa technology for the extended release of a therapeutic protein of Merck Serono's portfolio.

In consideration of the agreement signed in 2007, Merck Serono made an upfront payment of $2.7 million for investigating the therapeutic protein, which has been amortized over the initial feasibility period. In February 2009 Merck Serono exercised the option to license our technology triggering a payment of $ 6,500,000 (€5,000,000). Under the terms of the agreement, the Company is eligible to receive up to €41 million ($53 million) in milestone payments upon certain agreed-upon development events.

In 2010, the Company recognized research and development revenues of $4,091,000. The Company also recognized $5,437,000 of milestones payments and $1,327,000 of amortization of the initial up-front and option payments.

In 2011, the Company recognized research and development revenues of $2,398,000. The Company also recognized $1,391,000 of amortization of the initial up-front and option payments.

On November 2, 2012, Flamel received notice from Merck Serono to terminate for convenience the development and license agreement. For the year 2012, the Company recognized $2,745,000 of amortization of the initial up-front and option payments, of which $1,426,000 relates to accelerated amortization due to termination.

Baxter Healthcare Inc.

On June 19, 2009 the Company entered into agreement with Baxter Healthcare Inc., to formulate controlled release applications of blood clotting factor replacement therapies using Flamel’s Medusa® technology. In consideration of this agreement the Company received an access fee of $3,600,000 (€2,500,000).

In 2010, the Company recognized research and development revenues of $406,000. The Company also recognized $1,578,000 of amortization of the initial up-front fee.

In 2011, the Company recognized license revenues of $871,000 as amortization of the initial up-front fee. In October 2011 the Company announced that the agreement had been terminated.

Eagle Pharmaceuticals Inc

On October 12, 2011 the Company entered into a license and development agreement with Eagle Pharmaceuticals for the development of a Medusa-based hydrogel depot formulation of the small molecule antibiotic, tigecycline. In consideration of this agreement, the Company recognized research and development revenues of $345,000. Milestone payments amounting to $1.2 million (€0.9 million) will be received upon achievement of certain development and commercial events.

In 2012, the Company recognized research and development revenues of $659,000. The Company also recognized $43,000 of amortization of the initial up-front fee.

Pfizer Inc

The company entered into research collaboration with Pfizer Inc. to assess the applicability of the Medusa platform to certain molecules in development. Under this collaboration, the Company recognized research and development revenues of $333,000 in 2010 and $18,000 in 2011. In March 2012 the Company announced that the collaboration with Pfizer had been discontinued.

Corning

In December 1998, the Company signed a long-term research and product development agreement with Corning France and Corning Incorporated. Pursuant to the terms of this agreement, Flamel receives royalties on the sales of Corning products that utilize Flamel’s innovations.

The Company recognized royalties on Corning’s sales of $440,000 in 2010, $372,000 in 2011 and $152,000 in 2012.

Others

The Company recognized license and research and development revenues with undisclosed partners for an amount of $5,958,000 in 2010, $4,808,000 in 2011 and $5,877,000 in 2012.

Research and Development expenses	12 Months Ended
Dec. 31, 2012
Research and Development Expenses [Abstract]
Research and Development Expenses [Text Block]

5. Research and Development expenses

Total research and development expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

	2010	2011	2012
Research and Development Expenses	37.2	33.7	32.7
R&D Tax Credit	(7.6)	(6.0)	(6.5)
Grants	(0.9)	(1.7)	(0.1)
Total	28.7	25.1	26.1

As of December 31, 2012 the Company recognized to the income statement unconditional grants for a total of $103,000.

Stock based compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. Stock based compensation:

6.1 ASC 718

The Company applies the provisions of ASC 718 in accounting for its stock based compensation. The fair value of each option and warrant granted during the year is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2010	2011	2012

Weighted-average expected life (years)	4.56	4.00	5.70
Expected volatility rate	60.5%	63.6%	62.5%
Expected dividend yield	-	-	-
Risk-free interest rate	1.43%	0.83%	0.95%
Forfeiture rate	-	-	-

We base our determination of expected volatility predominantly on the implied volatility of our traded options with consideration of our historical volatilities. Given the limited historical data and the grant of stock options and warrants to a limited population, the simplified method has been used to calculate the expected life.

Stock based compensation expense recognized was as follows:

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
Research and development	400	332	419	831	897	649	-	-	-	1,231	1,229	1,068
Cost of goods sold	9	3	2	113	89	46	-	-	-	122	91	49
Selling, general and administrative	615	461	1,280	677	671	464	525	327	179	1,817	1,459	1,923

Total stock-based compensation expense	1,024	796	1,701	1,621	1,657	1,160	525	327	179	3,170	2,779	3,040

Effect on earnings per share
Basic	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

Diluted	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

As of December 31, 2012, the projected compensation expense related to non vested options or warrants amounted to $2,158,000 and is expected to be recognized over a weighted average period of 1.36 years.

6.2 Warrants

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	630,500	$11.73	€8.24
Warrants granted	250,000	$6.97	€5.44
Warrants cancelled	130,500	$25.11	€18.62
Balance at December 31, 2010	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85
Warrants granted	3,300,000	$8.63	€6.61
Warrants reintegrated	100,000	$6.65	€4.97
Warrants cancelled	200,000	$10.20	€6.57
Balance at December 31, 2012	4,100,000	$6.89	€4.85

[1] Historical exchange rate at date of grant

No warrants were exercised in 2010, 2011 and 2012.

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2012 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.50	550,000	1.57	3.98	-	550,000	3.98	-
5.44 to to 6.57	2,450,000	4.82	5.67	-	2,450,000	5.67	-
6.58 to 8.52	1,100,000	5.20	8.42	-	1,100,000	8.42	-
	4,100,000	4.48	6.10		4,100,000	6.44	-

The total fair value of warrants vested during 2010 amounted to €472,000 or $626,000 (average exchange rate of the year).

The total fair value of warrants vested during 2011 amounted to €257,000or $358,000 (average exchange rate of the year).

The total fair value of warrants vested during 2012 amounted to €271,000or $348,000 (average exchange rate of the year).

Intrinsic value represents the variance between the share price and the exercise price. As of December 31, 2012 the aggregate intrinsic value of warrants outstanding amounted to zero.

6.3 Stock Options

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	45,000	3,110,990	$14.96	€12.08
Options authorized	750,000	-	-	-
Granted	(305,000)	305,000	$6.91	€5.21
Exercised	-	(63,000)	$4.01	€5.75
Forfeited	(15,000)	(254,500)	$8.51	€7.65
Balance at December 31, 2010	475,000	3,098,490	$14.69	€11.71
Options authorized
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(44,200)	$1.48	€1.63
Forfeited	-	(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66
Options authorized	1,000,000	-	-	-
Granted	(550,000)	550,000	$5.97	€4.67
Exercised	-	(195,000)	$2.04	€2.33
Forfeited	10,000	(223,500)	$16.88	€13.69
Balance at December 31, 2012	735,000	3,272,490	$13.79	€10.90

[1] Historical exchange rate at date of grant

The total intrinsic value of options exercised during 2010 amounted to €174,000 or $256,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2011 amounted to €111,000 or $149,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2012 amounted to €735,000 or $973,000 (historical exchange rate at date of exercise).

Stock options outstanding at December 31, 2012, which expire from 2013 to 2022, had exercise prices ranging from €3.28 to € 25.39. The weighted average remaining contractual life of all options is 4.34 years. As of December 31, 2012, there were 3,272,490 outstanding options at a weighted average exercise price of €10.90, of which 2,476,240 were exercisable at a weighted average price of €12.97. Exercise prices and intrinsic value for options outstanding as of December 31, 2012 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	195,000	8.45	3.28	-	48,750	3.28	-
4.03 to 5.44	1,385,000	7.04	4.73	-	735,000	4.74	-
6.40 to 12.02	123,500	1.62	10.93	-	123,500	10.93	-
12.86 to 16.23	1,040,990	2.60	14.46	-	1,040,990	14.46	-
19.2 to 25.39	528,000	2.58	22.85	-	528,000	22.85	-

	3,272,490	4.34	10.90	0.00	2,476,240	12.97	0.00

The total fair value of options vested during 2010 amounted to €1,424,000 or $1,889,000 (average exchange rate of the year).

The total fair value of options vested during 2011 amounted to €473,000 or $659,000 (average exchange rate of the year).

The total fair value of options vested during 2012 amounted to €846,000 or $1,088,000 (average exchange rate of the year).

The aggregate intrinsic value of options outstanding or exercisable amounted to zero.

6.4 Free share award

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros

Balance at January 1, 2010	10,650	573,350	$6.68	€4.73
Options authorized	200,000	-	-	-
Granted	(230,000)	230,000	$7.01	€5.29
Exercised	-	(240,050)	$5.91	€4.39
Forfeited	37,500	(37,500)	$5.93	€4.39
Cancelled	3,300	(3,300)	$5.17	€4.03
Balance at December 31, 2010	18,150	522,500	$7.25	€5.16
Options authorized	200,000	-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36
Options authorized	200,000	-	-	-
Granted	(189,700)	189,700	$3.07	€2.38
Exercised	-	(258,150)	$6.52	€4.92
Forfeited	21,550	(21,550)	$5.79	€4.35
Balance at December 31, 2012	58,450	350,650	$3.81	€2.88

[1] Historical exchange rate at date of grant

As of December 31, 2010 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €2,697,000 or $3,745,000 (historical exchange rate at date of grant).

As of December 31, 2011 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €1,774,000 or $2,296,000 (historical exchange rate at date of grant).

As of December 31, 2012 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €1,009,000 or $1,336,000 (historical exchange rate at date of grant).

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

7. Cash and Cash Equivalents:

Cash consists of cash on deposit and fixed term investments held in several major banks, and cash on hand. The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

HSBC	$2,785	$880
Credit Agricole	630	641
Commerce Bank .	-	1,057
Citibank .	-	159
Other .	41	5
Total cash and cash equivalents	$3,456	$2,742

Marketable securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Cash Cash Equivalents And Marketable Securities [Text Block]

8. Marketable securities:

Marketable securities are classified as available-for-sale securities and are recorded at fair market value. Unrealized gains and losses are recorded as other comprehensive income in shareholder’s equity, net of income tax effects.

For the year ended December 31, 2010, 2011 and 2012 marketable securities amounted respectively to $23,160,000, $21,036,000 and $6,413,000.

As of December 31, 2010, December 31, 2011 and December 31, 2012 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains (Losses)
	2011	2012	2011	2012	2011	2012
Credit Agricole securities	17,802	6,413	17,802	6,413	-	-
HSBC securities	3,233	-	3,233	-	-	-
Total	21,035	6,413	21,035	6,413	-	-

Gross realized gains on sales of these available-for-sale securities amounted to $74,000, $41,000 and $6,000 for the years ended December 31, 2010, 2011 and 2012 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains (Losses)
	2011	2012	2011	2012	2011	2012
Credit Agricole securities	5,775	15,143	8,062	3,573	10	3
HSBC securities	20,607	3,216	16,953	-	31	3
Total	26,382	18,359	25,015	3,573	41	6

Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	9. Inventory: The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2011	2012

Raw materials	921	894
Finished goods	754	626

Inventories, net	1,675	1,520

Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]

10. Prepaid expenses and other current assets:

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Valued-added tax recoverable	1,028	1,013
Prepaid expenses	832	906
Advance to suppliers	352	324
Grants recoverable	430	71
Total Prepaid expenses and other current assets	2,642	2,314

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

11. Property and Equipment:

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Land and buildings	10,132	10,332
Laboratory equipment	28,639	29,314
Office and computer equipment	4,641	5,135
Furniture, fixtures and fittings	19,956	20,697
Construction in progress	-	-
Total property and equipment	63,368	65,478
Less accumulated depreciation and amortization	(43,985)	(47,240)
Property and equipment, net	19,383	18,238

Depreciation expense related to property and equipment amounted to $4,696,000, $3,346,000 and $3,183,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

Property and Equipment include costs of $509,000 and $507,000 at December 31, 2011 and 2012 that are related to capitalized lease assets. Accumulated amortization of these leased assets was approximately $173,000 and $211,000 at December 31, 2011 and 2012, respectively. Depreciation expense on assets held under capital leases is included in total depreciation expense for the years ended December 31, 2010, 2011 and 2012 and amounted to $47,000, $56,000 and $44,000 respectively.

Goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

12. Goodwill and intangible assets

	December 31,
	2011				2012
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$534	(534)	-	-	$544	(544)	-	-
Goodwill Eclat acquisition	-	-	-	-	18,491	-	-	18,491
Total Goodwill	$534	$(534)	$-	$-	$19,035	$(544)	$-	$18,491
In-progess R&D	-	-	-	-	47,309	-	(7,170)	40,139
License	-	-	-	-	1,973	(523)		1,450
Total Intangible assets	$-	$-	$-	$-	$49,282	$(523)	$(7,170)	$41,589

See note 2 – Business combinations.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable And Accrued Liabilities Disclosure [Text Block]

13. Accrued Expenses

Accrued expenses consist mainly of expenses related to bonuses, paid vacations, compensatory leaves and related social charges.

Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Accrued compensation	2,037	1,671
Accrued social charges	3,441	3,193
Other	-	149
Total accrued expenses	5,478	5,013

Other current and Long Term liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

14. Other current and Long Term liabilities:

14.1. Other current liabilities:

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK short term	734	669
Employee service award provision short term	641	263
Valued-added tax payable	251	201
Provision for retirement indemnity short term	129	-
Conditional grants	240	-
Total Other current liabilities	1,995	1,133

In connection with the 2004 supply agreement with GSK (see Note 4), the Company received funds to finance facilities related assets. A total of $8,188,000 has been spent on the acquisition of buildings and fixtures and a total of $11,138,000 has been spent on behalf of GSK for the purchase of production equipment. As of December 31, 2012 the funds received from GSK to finance the acquisition of assets owned by Flamel are classified as a current liability for $316,000 and as a long term liability for $3,818,000. In July 2006, Flamel and GSK entered into a side agreement to the original agreement whereby GSK partially sponsored the extension of the Micropump development facility (see Note 4). This facility was completed in March 2008. As of December 31, 2007, the Company had received all installments from GSK for financing of this project. The total installments amounted to $8,097,000. As of December 31, 2012, the funds received from GSK are classified as a current liability for $353,000 and as a long term liability for $2,527,000 (see Note 14.2).

The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets (see Note 4).

The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity (see Note 21).

For the year ended December 31, 2011 the provision for service award amounted to $2,876,000 of which $641,000 is short term. For the year ended December 31, 2012 the provision amounted to $3,031,000 of which $263,000 is short term.

Conditional grants were received from local authorities for a total of $1.8 million in 2008 and 2009 to partly finance investments. The grants are conditional on completion of the total investment programme and ongoing employment for a period of three to five years. The Company recognizes conditional grants as an offset to operating expenses once all conditions stated in the grant have been met. As of December 31, 2011 the Company recognized $2,128,000 and the remainder is classified as short term liabilities for an amount of $240,000. As of December 31, 2012 all amounts related to the conditional grants has been recognized.

14.2. Other long term liabilities

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK long term	6,906	6,345
Provision for retirement indemnity (see note 21)	1,978	2,875
R&D credit tax financing long term	6,682	12,661
Employee service award provision long term	2,235	2,768
Other	22	31
Total Other long term liabilities	17,823	24,680

Funding from GSK long term amounted to $3,818,000 in connection with the supply agreement signed in December 2004 and relates to the acquisition of buildings and fixtures and $2,527,000 in connection with the side agreement to the original agreement, signed in July 2006 (see Note 14.1).

In 2011, the Company obtained an advance from OSEO, a governmental agency supporting innovation, for $6,813,000 (€5,164,000) secured against the research tax credits due to the company by the tax authorities for expenditure incurred in 2010 (see Note 19). The interest rate applied is the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.9%. In 2012 the operation was renewed with the same conditions and secured against the research credit tax from 2011. The Company received an amount of $5,848,000 (€4,432,000). As of December 31, 2011 the total funding was classified as a long term liability for an amount of $6,682,000. As of December 31, 2012 the total funding was classified as a long term liability for an amount of $12,661,000.

Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

15.  Deferred Revenue:

Current portion of deferred revenue comprises of upfront licensing fees which are recognized over the development period of the contract. For the year ended December 31, 2011 deferred revenues amounted to $4,367,000 and $795,000 for the year ended December 31, 2012. These deferred revenues result from the upfront license fees received in 2011 from undisclosed partners.

Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long Term Debt [Text Block]

16. Long-term Debt:

Long-term debt comprises:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Oseo Anvar loans (a)	1,807	2,751
French Ministry of Research (b)	1,908	1,945
Acquisition liability contingent consideration (c)	-	24,063
Acquisition liability note (c)	-	5,713
Acquisition liability warrant consideration (c)	-	2,157
Total	3,715	36,629
Current portion	2,026	3,351
Long-term portion	1,689	33,278

(a) OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2011 and 2012, the Company had outstanding loans from Anvar of $1,807,000 and $2,751,000, respectively for various programs. In 2012, the Company received $1,029,000 for two of these projects. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.

(b) In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2013. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.

(c)The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

·	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
·	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
·	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

As of December 31, 2012, the fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 63% probability of success. The note has no early redemption premium.

As of December 31, 2012, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$3.03
Risk-free interest rate	0.77%
Dividend yield	-
Expected volatility	53.75%
Expected term	5.2 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of December 31, 2012, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	December 31,

2013	3,351
2014	5,806
2015	14,505
2016	14,944
2017	8,255

Capital lease obligations	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Capital Leases In Financial Statements Of Lessor Disclosure [Text Block]

17. Capital lease obligations:

The Company leases certain of its equipment under capital leases. Each lease contract generally has a term of four years with a purchase option. No specific restrictions or guarantee provisions are included in the arrangement.

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2013	87
2014	87
2015	85
2016	13
Total	274
Less amounts representing interest	(18)
Future payments on capital leases	256
Less current portion	77
Long term portion	179

Interest paid in the years ended December 31, 2010, 2011 and 2012 was approximately $9,000, $20,000 and $14,000, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

18. Earnings Per Share:

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2010	2011	2012

Numerator:

Net income (loss)	($8,975)	($8,774)	($3,228)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share	24,411,158	24,668,579	25,135,416
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,411,158	24,668,579	25,135,416

Basic earnings (loss) per share	($0.37)	($0.36)	($0.13)
Diluted earnings (loss) per share	($0.37)	($0.36)	($0.13)

For the years ended December 31, 2010, 2011 and 2012, the effects of dilutive securities were excluded from the calculation of earnings per share as a net loss was reported in these periods.

Options to purchase 6,576,240 shares of common stock at an average of €8.99 per share were outstanding during 2012, but were not included in the computation of diluted EPS because the exercise price was greater than the average market price of common shares. The options, which expire in December 2022, were still outstanding at the end of year 2012.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]

19. Shareholders’ Equity:

191. Preemptive subscription rights:

Shareholders have preemptive rights to subscribe for additional shares issued by the Company for cash on a pro rata basis when the Company makes a share offering. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

19.2. Dividends:

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception, as the result of an accumulated statutory deficit of approximately $161.1 million at December 31, 2012. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

19.3. Warrants:

The effects of applying the fair value method provided in accordance with ASC 718 are shown in Note 6.

On June 24, 2009 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.74 per warrant ($1.03). Each warrant is exercisable to purchase one Share at a price of €4.50 ($6.29). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2009.

On June 25, 2010 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.70 per warrant ($0.90). Each warrant is exercisable to purchase one Share at a price of €5.44 ($6.68). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2010.

On June 24, 2011 the Company authorized the Directors of the Company, to subscribe to 350,000 warrants for a subscription price of €0.47 per warrant ($0.67). Each warrant is exercisable to purchase one Share at a price of €3.54 ($5.03). These warrants are issued for a four-year period and will vest over one year from the date of issuance. 300,000 warrants were subscribed in July 2011.

On March 13, 2012, in connection with the acquisition of Éclat Pharmaceutical, Flamel issued to Breaking Stick LLC (formerly Éclat Holdings LLC), two six-year warrants to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS. Pursuant to the guidance of ASC 815-40-15-7 the Company determined that the warrants should be accounted for as a liability (see note 16 Long Term Debt).

On exercise of warrants by beneficiaries, the Company issues new shares.

19.4. Stock options:

The Company issued stock options under plans approved by shareholders in 1990, 1993, 1996, 2000, 2001, 2003, 2004, 2005, 2007, 2010 and 2012. The option terms provide for exercise within a maximum 10-year term as from the date of grant. Generally, each option vests no more than four years from the date of grant.

In January 1997, the French parliament adopted a law that requires French companies and beneficiaries to pay social contributions, which generally represent 45% of the taxable salary, on the difference between the exercise price of a stock option and the fair market value of the underlying shares on the exercise date if the beneficiary sells the stock before a four-year period following the grant of the option (five years for options granted before 2000). This law is consistent with personal income tax law that requires individuals to pay income tax on the difference between the option exercise price and the fair value of the shares at the sale date if the shares are sold within four years of the option grant. The law applies to all options exercised after January 1, 1997. The Company has instituted an internal rule whereby, whilst remaining an employee of the Company, an individual may not sell the underlying share within four years of the option being granted.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social security contribution of 10% for each option granted, based on either the fair value of the option or 25% of share price at date of grant. This is applicable on all options granted since October 16, 2007. In December 2010, the French parliament introduced a contribution rate of 14% depending on the value of the grant. In July 2012 this r ate was increased to 30%.

On exercise of stock options by beneficiaries, the Company issues new shares.

19.5. Free Share Awards

On June 25, 2010, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

On June 24, 2011, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

On June 22, 2012, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social contribution of 10% for each share granted, based on the share price at date of grant. In December 2010, the French parliament introduced a contribution rate of 14% depending of the value of the grant. In July 2012 the contribution rate was raised to 30%.

On April 3, 2008 the Company granted 40,000 free share awards to officers. On April 3, 2010 the Company issued 40,000 new shares related to this grant.

On December 10, 2008 the Company granted 210,000 free share awards to officers and employees. On December 10, 2010 the Company issued 200,050 new shares related to this grant. On December 10, 2012 the Company issued 5,000 new shares related to this grant.

On February 1, 2009 the Company granted 25,000 free shares to officers. As of December 31, 2011 these shares were cancelled.

On December 11, 2009 the Company granted 295,000 free share awards to officers and employees. On December 11, 2011 the Company issued 267,400 new shares related to this grant.

On December 6, 2010 the Company granted 230,000 free shares awards to officers and employees. On December 6, 2012 the Company issued 208,150 new shares related to this grant.

On December 7, 2011 the Company granted 200,000 free shares to officers and employees. On December 31, 2012 the Company issued 45,000 new shares related to this grant.

On December 10, 2012 the Company granted 189,700 free shares to officers and employees.

19.6. Accumulated other comprehensive income:

The components of accumulated other comprehensive income is as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Foreign currency translation	10,057	10,253

Total	10,057	10,253

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

20. Income taxes:

Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2010	2011	2012

France	(8,766)	(8,582)	(14,216)
United States	-	-	6,286
Total	$(8,766)	$(8,582)	$(7,930)

A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%) and the US statutory rate (40%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2010	2011	2012

Income tax benefit (provision) computed at the statutory rate (US & France)	2,922	2,860	2,224
Deferred Tax Allowance	(2,922)	(2,860)	(4,738)
Business Tax	(209)	(192)	(56)
Non Taxable remeasurement of fair value accounting	-	-	7,303
Temporary differences	-	-	(31)
Total	$(209)	$(192)	$4,702

License fees, milestone and royalties payments may be subject to a withholding tax depending on the tax rules of the country in which the licensee is located. In December 2009, with effect from January 1, 2010 the French authorities abolished the previous business tax and introduced the "Contribution Economique Territoriale" comprised of two components. One of these components is based upon a measure of income and therefore results in income tax accounting. For the year ended December 31, 2010, 2011 and December 31, 2012 the amount of this component was $209,000, $192,000 and $56,000 respectively.

Significant components of the Company's deferred taxes consist of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	53,230	65,657
Other deferred income tax assets	4,133	3,656
Valuation allowance for french activities	(57,105)	(64,356)
Net deferred income tax assets	258	4,957
Deferred income tax liabilities	(258)	(19,086)
Deferred income taxes, net	-	(14,130)

The Company has provided valuation allowances covering 100% of net deferred tax assets generated from its activities in France due to the Company's history of losses.

As of December 31, 2012, the Company had $184,716,000 in French net operating losses carry-forwards which have no expiration date, but for which annual utilization is limited to €1,000,000 plus 50% of any taxable income in excess of this threshold and $9,800,000 in US net operating losses carry-forwards which expire from 2030 to 2032, for which utilization of pre-acquisition tax losses of $4,9000,000 million is limited to $1,800,000 per year.

The increase in available net operating losses carry-forwards in 2012 is due to a tax loss $26,369,000 and the addition of pre-acquisition tax losses on acquisition of Éclat totaling $4,647,000. The French government provides tax credits to companies for spending on innovative research and development. These credits are recorded as an offset of research and development expenses (see note 5) and are credited against income taxes payable in each of the four years after being incurred or, if not so utilized, are recoverable in cash. As of December 31, 2012, Flamel had total research tax credits receivable of $20,357,000. In 2011, the Company obtained an advance from OSEO, a governmental agency supporting innovation, secured against the Research tax credit generated in fiscal year 2010. The Company renewed this financing operation in 2012 secured against the research tax credit generated for fiscal year 2011 (see Note 13.1). Generally, if these credits are not applied against future income taxes, they will be received as cash payments in the fourth year after the credit is earned.

The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2013	6,632
Total current portion	6,632
2014	7,450
2015	6,275
Total long term portion	13,725
Total	20,357

Employee Retirement plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension And Other Postretirement Benefits Disclosure [Text Block]

21. Employee Retirement plans:

In accordance with French law, post-retirement benefits for most of the Company’s employees are sponsored by the relevant government agencies in France. The Company’s liability with respect to these plans is generally limited to specific monthly payroll deductions. Consequently, there is no additional liability in connection with these plans. Expenses recognized for these plans were $1,372,000 in 2012, $1,432,000 in 2011 and $1,498,000 in 2010.

French law requires the Company to provide for the payment of a lump sum retirement indemnity to French employees based upon years of service and compensation at retirement. Benefits do not vest prior to retirement. The Company’s benefit obligation was $2,819,000, $2,106,000 and $1,881,000 as of December 31, 2012, 2011 and 2010, respectively. Any actuarial gains or losses are recognized in the period when they occur.

In 2008 and 2010, the French Government reinforced legislation regarding an employer’s ability to make employees retire and the final age for retirement. As such the retirement indemnity has been calculated on the assumption of voluntary retirement and the impact on the benefit obligation was recognized as an actuarial loss.

The benefit obligation is calculated as the present value of estimated future benefits to be paid, using the following assumptions:

	2010	2011	2012
Average increase of salaries	3%	3%	3%
Discounted interest rate	4.75%	4.5%	3%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years	60 to 65 years	60 to 65 years
	actuarial standard based on age and professional status	actuarial standard based on age and professional status	actuarial standard based on age and professional status

Changes in the funded status of the benefit plans were as follows:

	December 31,
In thousands of U.S. dollars	2011	2012

Benefit obligations at beginning of year	1,880	2,106
Service cost	166	162
Interest cost	93	91
Plan amendments	-	-
Benefits paids	(10)	(267)
Actuarial loss (gain)	58	723
Exchange rate changes	(81)	4
Benefit obligations at end of year	2,106	2,819

The Company does not have a funded benefit plan and the lump sum retirement indemnity is accrued on the balance sheet as a liability.

The future expected benefits to be paid over the next five years and for the five years thereafter is as follows:

Future expected payment of benefits:	Year Ending:
In thousands of U.S. dollars
	12/31/2013	-
	12/31/2014	60,711
	12/31/2015	202,173
	12/31/2016	234,059
	12/31/2017	-
	Next 5 Years	530,305

In the United States, the Company sponsors a defined contribution retirement plan for certain employees located in the United States. The contribution is the lesser of 25% of an employee’s wages or $49,000 in 2011 and 2012. The Company made and accrued contributions of approximately $140,000 in 2012, $55,000 in 2011 and $72,000 in 2010.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

22. Fair value of financial instruments:

At December 31, 2011 and 2012, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

As noted in Note 8, the company calculates fair value for its marketable securities based on quoted market prices for identical assets and liabilities which represents Level 1 of ASC 820-10 fair value hierarchy.

At December 31, 2011 and 2012 the fair value of long-term debt and long term receivables was comparable with their carrying values.

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

(in thousands)		Fair Value Measured and Recorded Using			Operational	Financial Gain
	Net Carrying Value as of December 31, 2012	Level 1	Level 2	Level 3	Gain (losses) recognized in earnings	(losses) recognized in earnings	Total
Assets
Cash and cash equivalent	2,742	2,742	-	-	-	-	-
Marketable securities	6,413	6,413	-	-	-	-	-

Liabilities
Acquisition liability contingent consideration (a)	24,063	-	-	24,063	14,009	(4,834)	9,175
Acquisition liability note (b)	5,713	-	-	5,713	794	(880)	(86)
Acquisition liability warrant consideration (c)	2,157	-	-	2,157	9,070	838	9,908

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 2 Business Combinations) are estimated as follows:

(a) Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt).

The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Text Block]

23. Commitments and Contingencies:

23.1. Capital leases

The Company currently has commitments regarding capital leases as described in Note 16.

23.2. Operating leases

The Company leases its facilities and certain equipment under non-cancelable operating leases, which expire through 2017. Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2012 are as follows:

(In thousands of U.S. dollars)	December 31,
2013	991
2014	502
2015	300
2016	23
2017	17
TOTAL	1,833

Rental expense for the years ended December 31, 2010, 2011 and 2012 was approximately $1,470,000, $1,124,000 and $1,081,000 respectively.

23.3. Litigation

While we may be engaged in various claims and legal proceedings in the ordinary course of business, we are not involved (whether as a defendant or otherwise) in and we have no knowledge of any threat of, any litigation, arbitration or administrative or other proceeding that management believes will have a material adverse effect on our consolidated financial position or results of operations.

On November 9, 2007 a putative class action was filed in the United States District Court for the Southern District of New York against the Company and certain of its current and former officers entitled Billhofer v. Flamel Technologies, et al. By Order dated March 8, 2013, the Court granted the Company’s motion to dismiss and the action was dismissed with prejudice and costs. The complaint purported to allege claims arising under the Securities Exchange Act of 1934 based on certain public statements by the Company concerning, among other things, a clinical trial involving Coreg CR and sought the award of damages in an unspecified amount. By Order dated February 11, 2008, the Court appointed a lead plaintiff and lead counsel in the action. On March 27, 2008, the lead plaintiff filed an amended complaint that continued to name the Company and two previously named officers as defendants and asserted the same claims based on the same events as alleged in the initial complaint. On May 12, 2008, the Company filed a motion to dismiss the action, which the Court denied by Order dated October 1, 2009.  On April 29, 2010, the lead plaintiff moved to withdraw and substitute another individual as lead plaintiff and to amend the Case Management Order.  On June 22, 2010, the lead plaintiff voluntarily agreed to dismiss the action against one of the previously named officers. On September 20, 2010, the Court granted the lead plaintiff’s withdraw and substitution motion and the parties proceeded to engage in fact discovery. On March 6, 2012, the Court issued its opinion granting the lead plaintiff’s motion for class certification, which was originally filed in October 2010 and opposed by the Company. On July 30, 2012, the Court issued an opinion denying the lead plaintiff’s motion, filed on December 15, 2011, to further amend his complaint, which motion sought to substantially revise plaintiff’s asserted basis for contending that the defendants should be found liable for the statements at issue.  In its opinion, the Court held that the proposed amended complaint failed to properly plead a viable claim.

In May 2011, we announced the filing of a lawsuit in the U.S. District Court for the District of Columbia against Lupin for infringement of our US Patent No. 6,022,562, which is held by the Company and associated with Coreg CR. The lawsuit was dismissed in favor of a lawsuit involving the same parties for infringement of the same patent that was lodged in the U.S. District Court for the District of Maryland in May 2011. GSK is a third party defendant in the Maryland lawsuit. The lawsuit is based on the Abbreviated New Drug Application (ANDA) filed by Lupin seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. In August 2012, the Company concluded a settlement agreement with Lupin and the parties filed a joint stipulation of dismissal on September 11, 2012.

In September 2011, Flamel filed a lawsuit in the U.S. District Court for the District of Maryland against Anchen Pharmaceuticals, Inc., for infringement of the same patent. The lawsuit is based on the ANDA filed by Anchen seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. In May 2012, the Company concluded an agreement whereby Anchen agrees to pay the sum of $400,000 in settlement of the claim.

Industry and geographic information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

24. Industry and geographic information:

The Company operates in one segment, the development and commercialization of pharmaceutical products, including controlled-release therapeutic products based on its proprietary polymer based technology.

Revenues from GSK represented 46% of total revenues in 2010, 67% in 2011 and 63% in 2012.

Operations outside of France consist principally of the operations of Éclat pharmaceuticals acquired in March 2012 which had sales amounting to $560,000 in 2012.

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2010	2011	2012
Revenues
United Kingdom & Ireland	16,641	17,619	15,967
USA	3,929	3,694	3,890
France	2,425	1,763	2,930
Europe	14,098	9,524	3,313
Total Revenues	37,094	32,600	26,100

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2011	2012

Long-lived assets:
USA	$5	$60,260
France	$31,600	$31,966
Total long-lived assets	$31,605	$92,226

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

25. Related Party Transactions

In March 2012, we acquired, through our wholly owned subsidiary Flamel US Holdings, all of the membership interests of Éclat from Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P., see “note 2 - Business Combinations”. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr. Anderson retains a minority interest in Éclat Holdings, (now renamed Breaking Stick Holdings, LLC), and does not have the ability to control this entity by virtue of his minority interest.

Post Balance Sheet Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

26. Post Balance Sheet Events

On February 7, 2013 the Company announced the conclusion of a global $15 million financing arrangement with Deerfield Management, a current shareholder. Funds were received on February 4, 2013. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.

Consideration received was as follows:

·	$12.4 million for a Facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The principal amount of the Loan must be repaid over four years as follows: 10% on July 1, 2014, and 20%, 30% and 40% on the second, third, and fourth anniversary, respectively, of the original disbursement date of the Loan. Notwithstanding the foregoing, the entire principal amount of the Loan may be repaid in whole or in part on any interest payment date occurring after December 31, 2013. Interest will accrue at 12.5% per annum to be paid quarterly in arrears, commencing on April 1, 2013, and on the first business day of each July, October, January and April thereafter.
·	$2.6 million for a Royalty agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 1.75% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

The above commitments are secured by a Security Agreement on the intellectual property and regulatory rights related to certain ‘Éclat’ Products, and will be secured by Pledge agreements on certain receivables and certain physical assets owned by the Company

Nature of business and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature Of Business Policy [Policy Text Block]
1.1.	Nature of business:

Flamel Technologies, S.A. (the "Company") is organized as a société anonyme, a form of corporation under the laws of The Republic of France. The Company was founded in 1990. The Company is a specialty pharmaceutical company with a long history of drug delivery expertise. The Company operates primarily in France and has commercial and marketing capabilities in the US.

Use of Estimates, Policy [Policy Text Block]
1.2.	Management estimates

The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, purchase price allocation of its acquisitions, remeasurement of liabilities accounted at fair value, the recoverability of the carrying amount and estimated useful lives of long-lived assets, in progress R&D and goodwill, share-based compensation expenses, evaluation of long term personnel compensation, calculation of R&D tax credit, and valuation allowance of deferred tax assets. Management makes these estimates using the best information available at the time the estimates are made; however, actual results could differ from those estimates.

Going Concern [Policy Text Block]
1.3.	Going concern

Since its inception, the Company has incurred significant net losses resulting in an accumulated deficit of $193 million as of December 31, 2012, which raises substantial doubt about its ability to continue as a going concern.  Management believes that the $15 million received in February 2013 from the Facility and Royalty Agreements, as discussed in note 26, and its current working capital as of December 31, 2012 will be sufficient for the company to continue as a going concern for at least the next twelve months.

Consolidation, Policy [Policy Text Block]
1.4.	Principles of consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries in the United States. All inter-company accounts and transactions have been eliminated. The list of the subsidiaries is detailed in exhibit 8.1

Foreign Currency Transactions and Translations Policy [Policy Text Block]
1.5.	Translation of financial statements of foreign entities and foreign currency transactions:

The reporting currency of the Company and its wholly-owned subsidiary is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiaries whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at year-end rates, (2) income statement accounts at weighted average exchange rates for the year, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

Transaction gains and losses are reflected in the statement of operations.

The Company has not undertaken hedging transactions to cover its currency translation exposure.

Revenue Recognition, Policy [Policy Text Block]
1.6.	Revenue recognition:

Revenue includes upfront licensing fees, milestone payments for R&D achievements, compensation for the execution of research and development activities.

Before January 1, 2011, we evaluated arrangements with multiple elements in accordance with Accounting Standards Codification, or ASC, 605-25 Revenue Recognition – Multiple-Element Arrangements. In October 2009, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2009-13 Revenue Arrangements with Multiple Deliverables, or ASU 2009-13, which amended the accounting standards for certain multiple element revenue arrangements to:

·	provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

·	require an entity to allocate arrangement consideration to each element based on a selling price hierarchy, also called the relative selling price method, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and
·	eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element.

On January 1, 2011, we adopted ASU 2009-13 on a prospective basis. The adoption of this new guidance did not have any material impact on our consolidated financial statements.

Where agreements have more than one deliverable, a determination is made as to whether the license and R&D elements should be recognized separately or combined into a single unit of account in accordance with ASU 2009-13, Revenue with Multiple Deliverables.

The Company uses a multiple attribution model, referred to as the milestone-based method:

-	As milestones relate to discrete development steps (i.e. can be used by the co-development partners to decide whether to continue the development under the agreement), the Company views that milestone events have substance and represent the achievement of defined goals worthy of the payments. Therefore, milestone payments based on performance are recognized when the performance criteria are met and there are no further performance obligations.
-	Non-refundable technology access fees received from collaboration agreements that require the Company's continuing involvement in the form of development efforts are recognized as revenue ratably over the development period.

-	Research and development work is compensated at a non-refundable hourly rate for a projected number of hours. Revenue on such agreements is recognized proportionally to the actual number of hours worked compared to the latest estimated total hours.. Costs incurred under these contracts are considered costs in the period incurred. Payments received in advance of performance are recorded as deferred revenue and recognized in revenue as services are rendered.

The Company recognizes revenue from product sales when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed and determinable, and collectibility is reasonably assured.

The Company receives royalty revenues under a license agreement with a third party that sells products based on technology developed by the Company. There are no future performance obligations on the part of the Company under this license agreement. The license agreements provide for the payment of royalties to the Company based on sales of the licensed product. The Company records these revenues based on actual sales that occurred during the relevant period and classified these revenues in ‘Other Revenues’.

The Company signs feasibility study agreements. Revenue is recognized over the term of the agreement as services are performed.

Governmental Grants Policy [Policy Text Block]
1.7.	Governmental Grants:

The Company receives financial support for various research or investment projects from governmental agencies.

The Company recognizes conditional grants related to specific development projects conditioned on completion of investment program and ongoing employment at the facilities as an offset to operating expenses once all conditions stated in the grant have been met.

The Company recognizes unconditional grants for research and development (R&D) projects requiring the collaboration of both private and public research partners as an offset to R&D expense on a pro-rata basis over the duration of the program.

The Company receives funds to finance R&D projects. These funds are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and as such the funds are recognized in the Income Statement as ‘Other Income’. The absence of commercial success must be formally confirmed by the granting authority. Should the Company wish to discontinue the research and development to which the funding is associated, the granting authorities must be informed.

Research and Development Expense, Policy [Policy Text Block]
1.8.	Research and development costs:

Research and development (R&D) expenses comprise the following types of costs incurred in performing R&D activities: salaries, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees. Research and development expenditures are charged to operations as incurred.

The Company does not disclose research development costs per partner funded contract and does not believe such disclosure would be material to investors.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
1.9.	Concentration of credit risk:

The Company's cash and cash equivalents are deposited with HSBC, Crédit Agricole, Commerce Bank and Citibank.

The marketable securities issued by Credit Agricole have strong credit ratings (rated “A” by Standard and Poor)

The Company’s revenues are derived mainly from collaborative research and development contracts and supply agreements with pharmaceutical companies based in Europe and the United States. All significant customers are discussed in Note 4.

The Company performs ongoing credit evaluations of its customers and maintains provisions for potential credit losses as considered necessary. The Company generally does not require collateral. Historically, the Company has not experienced significant credit losses on its customer accounts. The allowance for doubtful accounts was $141,000, $137,000 and $139,000 at December 31, 2010, 2011 and 2012, respectively.

Earnings Per Share, Policy [Policy Text Block]
1.10.	Earnings per share:

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period. Such securities are not considered in computing diluted loss per share as their effects would be anti-dilutive.

Cash and Cash Equivalents, Policy [Policy Text Block]
1.11.	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand, cash on deposit and fixed term deposit being highly liquid investments with a maturity of three months or less at the date of purchase.

Marketable Securities, Policy [Policy Text Block]
1.12.	Marketable securities:

Marketable securities consist of highly liquid investments in money market mutual funds. Marketable securities are classified as available-for-sale securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" These investments are recorded at fair value, which is based on quoted market prices. Accordingly, unrealized gains and losses are included in accumulated other comprehensive income until realized.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
1.13.	Accounts Receivable:

Accounts receivable are stated at amounts invoiced net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables deemed uncollectible. Provision is made based upon a specific review of all significant outstanding invoices.

Inventory, Policy [Policy Text Block]
1.14.	Inventories:

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as research and development costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

Property, Plant and Equipment, Policy [Policy Text Block]
1.15.	Property and equipment:

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

Assets under capital leases are amortized over the economic lives of the assets. Amortization of the carrying value of assets under capital leases is included in depreciation expense.

Goodwill and Intangible Assets, Policy [Policy Text Block]
1.16.	Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized, but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased licenses and in progress R&D recognized as part of the Eclat acquisition purchase price allocation. Acquired IPR&D has an indefinite life and is not amortized until completion and development of the project, at which time the IPR&D becomes an amortizable asset. If the related project is not completed in a timely manner or the project is terminated or abandoned, we may have an impairment related to the IPR&D, calculated as the excess of the asset’s carrying value over its fair value.

Our policy defines IPR&D as the value assigned to those projects for which the related products have not received regulatory approval and have no alternative future use. Determining the portion of the purchase price allocated to IPR&D requires us to make significant estimates. The amount of the purchase price allocated to IPR&D is determined by estimating the future cash flows of each project or technology and discounting the net cash flows back to their present values. The discount rate used is determined at the time of measurement in accordance with accepted valuation methods. These methodologies include consideration of the risk of the project not achieving commercial feasibility.

At the time of acquisition, we expect that all acquired IPR&D will reach technological feasibility, but there can be no assurance that the commercial viability of these products will actually be achieved. The risks associated with achieving commercialization include, but are not limited to, delay or failure to obtain required market clearances.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
1.17.	Impairment of Long-Lived Assets:

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on management assumptions and are subject to risk and uncertainty.

Income Tax, Policy [Policy Text Block]
1.18.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740. Under ASC 740, deferred tax assets are determined based on the difference between the financial reporting and tax basis of assets and liabilities, applying enacted statutory tax rates in effect for the year in which the tax differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment.

Research Credit Tax Policy [Policy Text Block]
1.19.	Research credit tax

The Company is eligible to receive a French research tax credit that is calculated based on a percentage of eligible research and development costs. The tax credit can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research credit tax as a grant, offsetting operating expenses.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]
1.20.	Employee stock options and warrants:

The Company accounts for Stock based compensation based on grant-date fair value estimated in accordance with ASC 718.

The Company estimated the fair value of stock options and warrants using a Black-Scholes option-pricing valuation model (“Black-Scholes model”).

The Company uses a simplified method to estimate the maturity. The Company considered historical data was insufficient and irrelevant relative to the grant of stock-options and warrants to a limited population and the simplified method was used to determine the expected term for stock-options and warrants granted.

The Company recognizes compensation cost, net of an estimated forfeiture rate, using the accelerated method over the requisite service period of the award.

New Accounting Pronouncements, Policy [Policy Text Block]
1.21.	Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. The morelikely-than-not threshold is defined as having a likelihood of more than 50 percent. If based on its qualitative assessment, a company concludes that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then quantitative impairment testing is required. However, if a company concludesotherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The adoption of ASU 2012- 02 will not affect the consolidated financial position, results of operations or cash flows of the Company.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”). ASU 2011-08 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The adoption of ASU 2011-08, did not impact on the consolidated financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires, in part, that companies present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years,and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05, did not impact on the consolidated financial position, results of operations or cash flows of the Company.

 In June 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).” ASU 2011-04 requires expansion of the disclosures required for Level 3 measurements of fair value and provides updates to the existing measurement guidance. The provisions of ASU 2011-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-04, did not impact on the consolidated financial position, results of operations or cash flows of the Company

Nature of business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

Business combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Acquisition Liabilities [Table Text Block]

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

Schedule Of Valuation Assumptions [Table Text Block]

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

Schedule of Purchase Price Allocation [Table Text Block]

The following table summarizes the final fair values of the assets acquired and liabilities assumed at the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,771
Account receivables	210
Inventories	38
Prepaid expenses and other current assets	430
Property and equipment, net	57
Intangible assets	49,282
Goodwill	18,491
Total identifiable assets acquired	70,279

Current liabilities	(459)
Deferred Tax Liabilities	(18,887)
Long term liabilities	(6)
Total liabilities assumed	(19,352)
Net identifiable assets acquired	$70,279
Net assets acquired	$50,927

Schedule Of Business Acquisition, Revenues and Net Income Loss [Table Text Block]

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending December 31, 2012 (in thousands) are as follows:

Revenue and earnings included in the consolidated income statement from March 13, 2012 to December 31, 2012
Revenues	$560
Net Income/(Loss)	$(5,301)

Business Acquisition, Pro Forma Information [Table Text Block]

The following supplemental pro forma information presents Flamel’s financial results for the twelve month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

		Twelve months ended December 31,
		2011	2012
		(unaudited)
Revenues		$33,209	$26,314

Net Income/(Loss)	(a)	$(13,624)	$(3,754)

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

The variation in the fair value of the acquisition liabilities from acquisition date to December 31, 2012, resulting from new facts and circumstances that occurred post acquisition regarding the potential competitive landscape of products in the portfolio, including the abandon of one potential product, is as follows:

		as of December 31, 2012
(In thousands of U.S. dollars)	Acquisition date fair value	Payments	Remeasurement	Net

Acquisition liability deferred consideration	$33,237	$(160)	$(9,013)	$24,064
Acquisition liability note	5,625	-	87	5,712
Acquisition liability warrant consideration	12,065	-	(9,908)	2,157
Total	$50,927	$(160)	$(18,834)	$31,933

Research and Development expenses (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development Expenses [Abstract]
Research and Development Arrangement, Contract to Perform for Others [Table Text Block]

Total research and development expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

	2010	2011	2012
Research and Development Expenses	37.2	33.7	32.7
R&D Tax Credit	(7.6)	(6.0)	(6.5)
Grants	(0.9)	(1.7)	(0.1)
Total	28.7	25.1	26.1

Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2010	2011	2012

Weighted-average expected life (years)	4.56	4.00	5.70
Expected volatility rate	60.5%	63.6%	62.5%
Expected dividend yield	-	-	-
Risk-free interest rate	1.43%	0.83%	0.95%
Forfeiture rate	-	-	-

Schedule Of Sharebased Compensation Expense [Table Text Block]

Stock based compensation expense recognized was as follows:

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
Research and development	400	332	419	831	897	649	-	-	-	1,231	1,229	1,068
Cost of goods sold	9	3	2	113	89	46	-	-	-	122	91	49
Selling, general and administrative	615	461	1,280	677	671	464	525	327	179	1,817	1,459	1,923

Total stock-based compensation expense	1,024	796	1,701	1,621	1,657	1,160	525	327	179	3,170	2,779	3,040

Effect on earnings per share
Basic	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

Diluted	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	630,500	$11.73	€8.24
Warrants granted	250,000	$6.97	€5.44
Warrants cancelled	130,500	$25.11	€18.62
Balance at December 31, 2010	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85
Warrants granted	3,300,000	$8.63	€6.61
Warrants reintegrated	100,000	$6.65	€4.97
Warrants cancelled	200,000	$10.20	€6.57
Balance at December 31, 2012	4,100,000	$6.89	€4.85

[1] Historical exchange rate at date of grant

Schedule Of Warrants Activity [Table Text Block]

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2012 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.50	550,000	1.57	3.98	-	550,000	3.98	-
5.44 to to 6.57	2,450,000	4.82	5.67	-	2,450,000	5.67	-
6.58 to 8.52	1,100,000	5.20	8.42	-	1,100,000	8.42	-
	4,100,000	4.48	6.10		4,100,000	6.44	-

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	45,000	3,110,990	$14.96	€12.08
Options authorized	750,000	-	-	-
Granted	(305,000)	305,000	$6.91	€5.21
Exercised	-	(63,000)	$4.01	€5.75
Forfeited	(15,000)	(254,500)	$8.51	€7.65
Balance at December 31, 2010	475,000	3,098,490	$14.69	€11.71
Options authorized
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(44,200)	$1.48	€1.63
Forfeited	-	(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66
Options authorized	1,000,000	-	-	-
Granted	(550,000)	550,000	$5.97	€4.67
Exercised	-	(195,000)	$2.04	€2.33
Forfeited	10,000	(223,500)	$16.88	€13.69
Balance at December 31, 2012	735,000	3,272,490	$13.79	€10.90

[1] Historical exchange rate at date of grant

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Exercise prices and intrinsic value for options outstanding as of December 31, 2012 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	195,000	8.45	3.28	-	48,750	3.28	-
4.03 to 5.44	1,385,000	7.04	4.73	-	735,000	4.74	-
6.40 to 12.02	123,500	1.62	10.93	-	123,500	10.93	-
12.86 to 16.23	1,040,990	2.60	14.46	-	1,040,990	14.46	-
19.2 to 25.39	528,000	2.58	22.85	-	528,000	22.85	-

	3,272,490	4.34	10.90	0.00	2,476,240	12.97	0.00

Schedule of Share-based Compensation, Activity [Table Text Block]

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros

Balance at January 1, 2010	10,650	573,350	$6.68	€4.73
Options authorized	200,000	-	-	-
Granted	(230,000)	230,000	$7.01	€5.29
Exercised	-	(240,050)	$5.91	€4.39
Forfeited	37,500	(37,500)	$5.93	€4.39
Cancelled	3,300	(3,300)	$5.17	€4.03
Balance at December 31, 2010	18,150	522,500	$7.25	€5.16
Options authorized	200,000	-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36
Options authorized	200,000	-	-	-
Granted	(189,700)	189,700	$3.07	€2.38
Exercised	-	(258,150)	$6.52	€4.92
Forfeited	21,550	(21,550)	$5.79	€4.35
Balance at December 31, 2012	58,450	350,650	$3.81	€2.88

[1] Historical exchange rate at date of grant

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

HSBC	$2,785	$880
Credit Agricole	630	641
Commerce Bank .	-	1,057
Citibank .	-	159
Other .	41	5
Total cash and cash equivalents	$3,456	$2,742

Marketable securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]

As of December 31, 2010, December 31, 2011 and December 31, 2012 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains (Losses)
	2011	2012	2011	2012	2011	2012
Credit Agricole securities	17,802	6,413	17,802	6,413	-	-
HSBC securities	3,233	-	3,233	-	-	-
Total	21,035	6,413	21,035	6,413	-	-

Available-for-sale Securities [Table Text Block]

Gross realized gains on sales of these available-for-sale securities amounted to $74,000, $41,000 and $6,000 for the years ended December 31, 2010, 2011 and 2012 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains (Losses)
	2011	2012	2011	2012	2011	2012
Credit Agricole securities	5,775	15,143	8,062	3,573	10	3
HSBC securities	20,607	3,216	16,953	-	31	3
Total	26,382	18,359	25,015	3,573	41	6

Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2011	2012

Raw materials	921	894
Finished goods	754	626

Inventories, net	1,675	1,520

Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Valued-added tax recoverable	1,028	1,013
Prepaid expenses	832	906
Advance to suppliers	352	324
Grants recoverable	430	71
Total Prepaid expenses and other current assets	2,642	2,314

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Land and buildings	10,132	10,332
Laboratory equipment	28,639	29,314
Office and computer equipment	4,641	5,135
Furniture, fixtures and fittings	19,956	20,697
Construction in progress	-	-
Total property and equipment	63,368	65,478
Less accumulated depreciation and amortization	(43,985)	(47,240)
Property and equipment, net	19,383	18,238

Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2011				2012
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$534	(534)	-	-	$544	(544)	-	-
Goodwill Eclat acquisition	-	-	-	-	18,491	-	-	18,491
Total Goodwill	$534	$(534)	$-	$-	$19,035	$(544)	$-	$18,491
In-progess R&D	-	-	-	-	47,309	-	(7,170)	40,139
License	-	-	-	-	1,973	(523)		1,450
Total Intangible assets	$-	$-	$-	$-	$49,282	$(523)	$(7,170)	$41,589

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Accrued compensation	2,037	1,671
Accrued social charges	3,441	3,193
Other	-	149
Total accrued expenses	5,478	5,013

Other current and Long Term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule Of Other Current Liabilities [Table Text Block]

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK short term	734	669
Employee service award provision short term	641	263
Valued-added tax payable	251	201
Provision for retirement indemnity short term	129	-
Conditional grants	240	-
Total Other current liabilities	1,995	1,133

Schedule Of Long Term Liabilities [Table Text Block]

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK long term	6,906	6,345
Provision for retirement indemnity (see note 21)	1,978	2,875
R&D credit tax financing long term	6,682	12,661
Employee service award provision long term	2,235	2,768
Other	22	31
Total Other long term liabilities	17,823	24,680

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt comprises:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Oseo Anvar loans (a)	1,807	2,751
French Ministry of Research (b)	1,908	1,945
Acquisition liability contingent consideration (c)	-	24,063
Acquisition liability note (c)	-	5,713
Acquisition liability warrant consideration (c)	-	2,157
Total	3,715	36,629
Current portion	2,026	3,351
Long-term portion	1,689	33,278

(a) OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2011 and 2012, the Company had outstanding loans from Anvar of $1,807,000 and $2,751,000, respectively for various programs. In 2012, the Company received $1,029,000 for two of these projects. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.

(b) In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2013. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.

(c)The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

·	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
·	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
·	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

Schedule Of Fair Value Assumptions Of Warrant [Table Text Block]

As of December 31, 2012, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$3.03
Risk-free interest rate	0.77%
Dividend yield	-
Expected volatility	53.75%
Expected term	5.2 years

Schedule Of Long Term Debt Maturities [Table Text Block]

Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	December 31,

2013	3,351
2014	5,806
2015	14,505
2016	14,944
2017	8,255

Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2013	87
2014	87
2015	85
2016	13
Total	274
Less amounts representing interest	(18)
Future payments on capital leases	256
Less current portion	77
Long term portion	179

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2010	2011	2012

Numerator:

Net income (loss)	($8,975)	($8,774)	($3,228)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share	24,411,158	24,668,579	25,135,416
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,411,158	24,668,579	25,135,416

Basic earnings (loss) per share	($0.37)	($0.36)	($0.13)
Diluted earnings (loss) per share	($0.37)	($0.36)	($0.13)

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]	The components of accumulated other comprehensive income is as follows:
	December 31,
(In thousands of U.S. dollars)	2011	2012

Foreign currency translation	10,057	10,253

Total	10,057	10,253

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Tax [Table Text Block]

Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2010	2011	2012

France	(8,766)	(8,582)	(14,216)
United States	-	-	6,286
Total	$(8,766)	$(8,582)	$(7,930)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%) and the US statutory rate (40%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2010	2011	2012

Income tax benefit (provision) computed at the statutory rate (US & France)	2,922	2,860	2,224
Deferred Tax Allowance	(2,922)	(2,860)	(4,738)
Business Tax	(209)	(192)	(56)
Non Taxable remeasurement of fair value accounting	-	-	7,303
Temporary differences	-	-	(31)
Total	$(209)	$(192)	$4,702

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company's deferred taxes consist of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	53,230	65,657
Other deferred income tax assets	4,133	3,656
Valuation allowance for french activities	(57,105)	(64,356)
Net deferred income tax assets	258	4,957
Deferred income tax liabilities	(258)	(19,086)
Deferred income taxes, net	-	(14,130)

Schedule Of Income Tax Payments Table [Table Text Block]

The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2013	6,632
Total current portion	6,632
2014	7,450
2015	6,275
Total long term portion	13,725
Total	20,357

Employee Retirement plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule Of Defined Benefit Plan Assumptions [Table Text Block]

The benefit obligation is calculated as the present value of estimated future benefits to be paid, using the following assumptions:

	2010	2011	2012
Average increase of salaries	3%	3%	3%
Discounted interest rate	4.75%	4.5%	3%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years	60 to 65 years	60 to 65 years
	actuarial standard based on age and professional status	actuarial standard based on age and professional status	actuarial standard based on age and professional status

Schedule of Defined Benefit Plans Disclosures [Table Text Block]

Changes in the funded status of the benefit plans were as follows:

	December 31,
In thousands of U.S. dollars	2011	2012

Benefit obligations at beginning of year	1,880	2,106
Service cost	166	162
Interest cost	93	91
Plan amendments	-	-
Benefits paids	(10)	(267)
Actuarial loss (gain)	58	723
Exchange rate changes	(81)	4
Benefit obligations at end of year	2,106	2,819

Schedule Of Defined Benefit Plan Expected Future Benefit [Table Text Block]

The future expected benefits to be paid over the next five years and for the five years thereafter is as follows:

Future expected payment of benefits:	Year Ending:
In thousands of U.S. dollars
	12/31/2013	-
	12/31/2014	60,711
	12/31/2015	202,173
	12/31/2016	234,059
	12/31/2017	-
	Next 5 Years	530,305

Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

(in thousands)		Fair Value Measured and Recorded Using			Operational	Financial Gain
	Net Carrying Value as of December 31, 2012	Level 1	Level 2	Level 3	Gain (losses) recognized in earnings	(losses) recognized in earnings	Total
Assets
Cash and cash equivalent	2,742	2,742	-	-	-	-	-
Marketable securities	6,413	6,413	-	-	-	-	-

Liabilities
Acquisition liability contingent consideration (a)	24,063	-	-	24,063	14,009	(4,834)	9,175
Acquisition liability note (b)	5,713	-	-	5,713	794	(880)	(86)
Acquisition liability warrant consideration (c)	2,157	-	-	2,157	9,070	838	9,908

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 2 Business Combinations) are estimated as follows:

(a) Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt).

The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2012 are as follows:

(In thousands of U.S. dollars)	December 31,
2013	991
2014	502
2015	300
2016	23
2017	17
TOTAL	1,833

Industry and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2010	2011	2012
Revenues
United Kingdom & Ireland	16,641	17,619	15,967
USA	3,929	3,694	3,890
France	2,425	1,763	2,930
Europe	14,098	9,524	3,313
Total Revenues	37,094	32,600	26,100

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2011	2012

Long-lived assets:
USA	$5	$60,260
France	$31,600	$31,966
Total long-lived assets	$31,605	$92,226

Nature of business and summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Land and Buildings [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	4 years
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	8 years
Office and computer equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture, Fixtures and Fittings [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Furniture, Fixtures and Fittings [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 years

Nature of business and summary of significant accounting policies (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable	$ 139,000	$ 137,000	$ 141,000
Accumulated deficit	(192,621,000)	(189,393,000)
Subsequent Event [Member]
Debt Financing Facility Agreement Amount	15,000,000
Facility Agreement [Member] | Subsequent Event [Member]
Debt Financing Facility Agreement Amount	$ 15,000,000

Business combinations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Note	$ 5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$ 50,927

Business combinations (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Share price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years

Business combinations (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 13, 2012
Cash and cash equivalent	$ 1,771
Account receivables	210
Inventories	38
Prepaid expenses and other current assets	430
Property and equipment, net	57
Intangible assets	49,282
Goodwill	18,491
Total identifiable assets acquired	70,279
Current liabilities	(459)
Deferred Tax Liabilities	(18,887)
Long term liabilities	(6)
Total liabilities assumed	(19,352)
Net identifiable assets acquired	70,279
Net assets acquired	$ 50,927

Business combinations (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Eclat Pharmaceuticals [Member]
Revenues	$ 26,314	$ 33,209		$ 560
Net Income/(Loss)	$ (3,228)	$ (8,774)	$ (8,975)	$ (5,301)

Business combinations (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 560	$ 560	$ 26,314	$ 33,209
Net Income/(Loss)	$ (5,301)		$ (3,754)	$ (13,624)

Business combinations (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquisition date fair value	$ 50,927
Payments	(160)
Remeasurement	(18,834)
Net	31,933
Acquisition liability contingent consideration [Member]
Acquisition date fair value	33,237
Payments	(160)
Remeasurement	(9,013)
Net	24,064
Acquisition liability note [Member]
Acquisition date fair value	5,625
Payments	0
Remeasurement	87
Net	5,712
Acquisition liability warrant consideration [Member]
Acquisition date fair value	12,065
Payments	0
Remeasurement	(9,908)
Net	$ 2,157

Business combinations (Details Textual) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 13, 2012	Dec. 31, 2012 In Process Research and Development [Member]	Dec. 31, 2012 Licensing Agreements [Member]	Dec. 31, 2012 Warrants One [Member]	Mar. 13, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants Two [Member]	Mar. 13, 2012 Warrants Two [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Dec. 31, 2012 Hycet [Member]
Warrants Issued During Period Warrants New Issues												$ 3,300,000	$ 3,300,000	$ 12,000,000
Contingent Potential Cash Payment		1,000,000
Sales Revenue, Goods, Gross													40,000,000
Percentage Of Debt Instrument Periodic Payment		25.00%
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Amortization of Intangible Assets			660,000
Class Of Warrant Or Right Exercisable								2,200,000	2,200,000	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								7.44	7.44	11	11
Business Combination Commitment Percentage		100.00%
Fair Value Inputs, Discount Rate		20.00%													13.00%
Fair Value Inputs, Cap Rate		72.00%
Acquired Finite-lived Intangible Asset, Amount						47,309,000	1,973,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life							3 years
Acquisition Costs, Period Cost		635,000
Adjustment Elimination Of Transaction Cost		600,000
Intangible assets, net		41,589,000	0				2,000,000
Amortization	25,000
Goodwill					18,491,000
Business Acquisition, Revenue Recognized		14,400,000
Remeasurement of acquisition liabilities		18,834,000	0	0
Asset Impairment Charges		4,300,000
Impairment of assets		7,170,000	0	0
Future Probability Deferred Compensation Payments		$ 49,600,000

Subcontracting agreement (Details Textual)	6 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Coreg Cr Microparticles and Gsk [Member] USD ($)	Dec. 31, 2011 Coreg Cr Microparticles and Gsk [Member] EUR (€)	Sep. 30, 2011 Coreg Cr Microparticles and Gsk [Member] USD ($)	Sep. 30, 2011 Coreg Cr Microparticles and Gsk [Member] EUR (€)
Sales Revenue, Goods, Net			$ 9,097,000	$ 13,395,000	$ 8,180,000
Payment Received Under Supply Agreement	$ 2,711,000	€ 2,600,000		$ 852,000		$ 1,752,000	€ 1,300,000	$ 1,835,000	€ 1,300,000

License, research and consulting agreements (Details Textual)	3 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended																			12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 02, 2012 USD ($)	Dec. 31, 2012 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2007 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2004 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2012 Extension Financing [Member] USD ($)	Dec. 31, 2012 Coreg Sales [Member] USD ($)	Dec. 31, 2011 Coreg Sales [Member] USD ($)	Dec. 31, 2010 Coreg Sales [Member] USD ($)	Dec. 31, 2011 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2010 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2009 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2008 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Merck Serono [Member] USD ($)	Dec. 31, 2012 Merck Serono [Member] EUR (€)	Dec. 31, 2011 Merck Serono [Member] USD ($)	Dec. 31, 2010 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] EUR (€)	Dec. 31, 2007 Merck Serono [Member] USD ($)	Dec. 31, 2011 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2010 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2009 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2009 Baxter Healthcare Inc [Member] EUR (€)	Oct. 12, 2011 Baxter Healthcare Inc [Member] EUR (€)	Dec. 31, 2011 Pfizer Inc [Member] USD ($)	Dec. 31, 2010 Pfizer Inc [Member] USD ($)	Dec. 31, 2012 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2011 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2010 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2012 Eagle Pharmaceuticals Inc [Member] USD ($)	Dec. 31, 2011 Eagle Pharmaceuticals Inc [Member] USD ($)	Oct. 12, 2011 Eagle Pharmaceuticals Inc [Member] USD ($)
Milestone Payments																				$ 5,437,000
Proceeds from Royalties Received								20,717,000		6,870,000	8,210,000	8,541,000																			152,000	372,000	440,000
Supply Agreement, Commercial Supplies Payment						8,188,000
Supply Agreement, Acquisition Of Buildings and Fixtures						8,188,000
Supply Agreement, Acquisition Of Production Equipment						11,138,000
Other current liabilities		1,133,000	1,995,000			316,000			354,000
Other long-term liabilities		24,680,000	17,823,000			3,818,000			2,527,000
Supply Agreement, Total Funding							8,100,000
Development and License Agreement, Payment Triggered																500,000
Development and License Agreement, Payment On Exercise Of Option															1,000,000
Research and Development Revenues													75,000	353,000					2,398,000	4,091,000					406,000				18,000	333,000				659,000	345,000
Amortization	25,000												665,000	221,000			2,745,000		1,391,000	1,327,000				871,000	1,578,000									43,000
Up Front Payment																							2,700,000
Payment For Exercising The Option																					6,500,000	5,000,000
Maximum Milestone Payments Eligibility																	53,000,000	41,000,000
Access Fee																										3,600,000	2,500,000
Milestone Payments Receivable																												900,000								1,200,000
License and Research and Development Revenues		5,877,000	4,808,000	5,958,000
Accelerated Amortization			$ 425,000		$ 1,426,000

Research and Development expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expenses	$ 32,700,000	$ 33,700,000	$ 37,200,000
R&D Tax Credit	(6,500,000)	(6,000,000)	(7,600,000)
Grants	(100,000)	(1,700,000)	(900,000)
Total	$ 26,115,000	$ 25,089,000	$ 28,687,000

Research and Development expenses (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Revenue from Grants	$ 103,000

Stock based compensation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average expected life (years)	5 years 8 months 12 days	4 years	4 years 6 months 22 days
Expected volatility rate	62.50%	63.60%	60.50%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.95%	0.83%	1.43%
Forfeiture rate	0.00%	0.00%	0.00%

Stock based compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation expense	$ 3,040	$ 2,779	$ 3,170
Effect on earnings per share
Basic	$ 0.12	$ 0.11	$ 0.13
Diluted	$ 0.12	$ 0.11	$ 0.13
Stock Options [Member]
Stock compensation expense	1,701	796	1,024
Effect on earnings per share
Basic	$ 0.07	$ 0.03	$ 0.04
Diluted	$ 0.07	$ 0.03	$ 0.04
Free Of Charge Share Awards [Member]
Stock compensation expense	1,160	1,657	1,621
Effect on earnings per share
Basic	$ 0.05	$ 0.07	$ 0.07
Diluted	$ 0.05	$ 0.07	$ 0.07
Warrant [Member]
Stock compensation expense	179	327	525
Effect on earnings per share
Basic	$ 0.01	$ 0.01	$ 0.02
Diluted	$ 0.01	$ 0.01	$ 0.02
Research and Development Expense [Member]
Stock compensation expense	1,068	1,229	1,231
Research and Development Expense [Member] | Stock Options [Member]
Stock compensation expense	419	332	400
Research and Development Expense [Member] | Free Of Charge Share Awards [Member]
Stock compensation expense	649	897	831
Research and Development Expense [Member] | Warrant [Member]
Stock compensation expense	0	0	0
Cost Of Goods Sold [Member]
Stock compensation expense	49	91	122
Cost Of Goods Sold [Member] | Stock Options [Member]
Stock compensation expense	2	3	9
Cost Of Goods Sold [Member] | Free Of Charge Share Awards [Member]
Stock compensation expense	46	89	113
Cost Of Goods Sold [Member] | Warrant [Member]
Stock compensation expense	0	0	0
Selling, General and Administrative Expenses [Member]
Stock compensation expense	1,923	1,459	1,817
Selling, General and Administrative Expenses [Member] | Stock Options [Member]
Stock compensation expense	1,280	461	615
Selling, General and Administrative Expenses [Member] | Free Of Charge Share Awards [Member]
Stock compensation expense	464	671	677
Selling, General and Administrative Expenses [Member] | Warrant [Member]
Stock compensation expense	$ 179	$ 327	$ 525

Stock based compensation (Details 2)	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2008	Dec. 31, 2012 Warrant [Member] USD ($)		Dec. 31, 2012 Warrant [Member] EUR (€)	Dec. 31, 2011 Warrant [Member] USD ($)		Dec. 31, 2011 Warrant [Member] EUR (€)	Dec. 31, 2010 Warrant [Member] USD ($)		Dec. 31, 2010 Warrant [Member] EUR (€)
Balance, Warrants Outstanding			900,000		900,000	750,000		750,000	630,500		630,500
Warrants granted	40,000	210,000	3,300,000		3,300,000	300,000		300,000	250,000		250,000
Warrants reintegrated			100,000		100,000
Warrants cancelled			200,000		200,000	150,000		150,000	130,500		130,500
Balance, Warrants Outstanding			4,100,000		4,100,000	900,000		900,000	750,000		750,000
Balance, Weighted Average Exercise Price			$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.5	$ 11.73	[1]	€ 8.24
Warrants granted, Weighted Average Exercise Price			$ 8.63	[1]	€ 6.61	$ 5.03	[1]	€ 3.54	$ 6.97	[1]	€ 5.44
Warrants reintegrated, Weighted Average Exercise Price			$ 6.65	[1]	€ 4.97
Warrants cancelled, Weighted Average Exercise Price			$ 10.2	[1]		$ 6.94	[1]	€ 4.98	$ 25.11	[1]	€ 18.62
Balance, Weighted Average Exercise Price			$ 6.89	[1]	€ 4.85	$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.5

[1]	Historical exchange rate at date of grant

Stock based compensation (Details 3)	Dec. 31, 2012 Warrant One [Member] USD ($)	Dec. 31, 2012 Warrant One [Member] EUR (€)	Dec. 31, 2012 Warrant One [Member] Maximum [Member] EUR (€)	Dec. 31, 2012 Warrant One [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Warrant Two [Member] EUR (€)	Dec. 31, 2012 Warrant Two [Member] Maximum [Member] EUR (€)	Dec. 31, 2012 Warrant Two [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Warrant Three [Member] EUR (€)	Dec. 31, 2012 Warrant Three [Member] Maximum [Member] EUR (€)	Dec. 31, 2012 Warrant Three [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Warrant [Member] USD ($)		Dec. 31, 2012 Warrant [Member] EUR (€)	Dec. 31, 2011 Warrant [Member] USD ($)		Dec. 31, 2011 Warrant [Member] EUR (€)	Dec. 31, 2010 Warrant [Member] USD ($)		Dec. 31, 2010 Warrant [Member] EUR (€)	Dec. 31, 2009 Warrant [Member] USD ($)		Dec. 31, 2009 Warrant [Member] EUR (€)
Warrants Exercise Price			€ 4.5	€ 0		€ 6.57	€ 5.44		€ 8.52	€ 6.58
Warrants Outstanding, Number of shares	550,000	550,000			2,450,000			1,100,000			4,100,000		4,100,000	900,000		900,000	750,000		750,000	630,500		630,500
Warrants Outstanding, Weighted average remaining contractual life (in years)	1 year 6 months 25 days	1 year 6 months 25 days			4 years 9 months 25 days			5 years 2 months 12 days			4 years 5 months 23 days		4 years 5 months 23 days
Warrants Outstanding, Weighted Average Exercise Price		€ 3.98			€ 5.67			€ 8.42			$ 6.89	[1]	€ 4.85	$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.5	$ 11.73	[1]	€ 8.24
Warrants Outstanding, Weighted Average Intrinsic Value		€ 0			€ 0			€ 0								€ 0
Warrants Exercisable, Number of shares	550,000	550,000			2,450,000			1,100,000			4,100,000		4,100,000
Warrants Exercisable, Weighted Average Exercise Price	$ 3.98	€ 3.98			€ 5.67			€ 8.42					€ 6.44
Warrants Exercisable, Weighted Average Intrinsic Value		€ 0			€ 0			€ 0					€ 0

[1]	Historical exchange rate at date of grant

Stock based compensation (Details 4)	Jul. 25, 2010	Dec. 31, 2012 Stock Options [Member] USD ($)		Dec. 31, 2012 Stock Options [Member] EUR (€)	Dec. 31, 2011 Stock Options [Member] USD ($)		Dec. 31, 2011 Stock Options [Member] EUR (€)	Dec. 31, 2010 Stock Options [Member] USD ($)		Dec. 31, 2010 Stock Options [Member] EUR (€)
Balance, Share Award Available for Grant -Beginning Balance		275,000		275,000	475,000		475,000	45,000		45,000
Options authorized, Share Available for Grant		1,000,000		1,000,000				750,000		750,000
Granted, Shares Available For Grant		(550,000)		(550,000)	(200,000)		(200,000)	(305,000)		(305,000)
Exercised, Shares Available For Grant		0		0	0		0	0		0
Forfeited, Shares Available For Grant		10,000		10,000	0		0	(15,000)		(15,000)
Balance, Share Award Available for Grant - Ending Balance		735,000		735,000	275,000		275,000	475,000		475,000
Balance, Share Award Granted and Outstanding -Beginning Balance		3,140,990		3,140,990	3,098,490		3,098,490	3,110,990		3,110,990
Options authorized, Options Granted and Outstanding	200,000	0		0				0		0
Granted, Options Granted and Outstanding		550,000		550,000	200,000		200,000	305,000		305,000
Exercised, Options Granted and Outstanding		(195,000)		(195,000)	(44,200)		(44,200)	(63,000)		(63,000)
Forfeited, Options Granted and Outstanding		(223,500)		(223,500)	(113,300)		(113,300)	(254,500)		(254,500)
Balance, Share Award Granted and Outstanding - Ending Balance		3,272,490		3,272,490	3,140,990		3,140,990	3,098,490		3,098,490
Balance,Weighted Average Fair Value - Beginning Balance		$ 14.65	[1]	€ 11.66	$ 14.69	[1]	€ 11.71	$ 14.96	[1]	€ 12.08
Options Authorized, Weighted Average Exercise Price		$ 0	[1]	€ 0				$ 0	[1]	€ 0
Granted, Weighted Average Exercise Price		$ 5.97	[1]	€ 4.67	$ 4.39	[1]	€ 3.28	$ 6.91	[1]	€ 5.21
Exercised, Weighted Average Exercise Price		$ 2.04	[1]	€ 2.33	$ 1.48	[1]	€ 1.63	$ 4.01	[1]	€ 5.75
Forfeited, Weighted Average Exercise Price		$ 16.88	[1]	€ 13.69	$ 8.93	[1]	€ 7.49	$ 8.51	[1]	€ 7.65
Balance, Weighted Average Fair Value - Ending Balance		$ 13.79	[1]	€ 10.9	$ 14.65	[1]	€ 11.66	$ 14.69	[1]	€ 11.71

[1]	Historical exchange rate at date of grant

Stock based compensation (Details 5) (EUR €)	12 Months Ended
Dec. 31, 2012
Stock Option One [Member]
Number of shares, Stock Options Outstanding	195,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	8 years 5 months 12 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 3.28
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	48,750
Stock Options Exercisable, Weighted average exercise price in euros	€ 3.28
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option One [Member] | Minimum [Member]
Range of exercise prices in euros	€ 0
Stock Option One [Member] | Maximum [Member]
Range of exercise prices in euros	€ 3.28
Stock Option Two [Member]
Number of shares, Stock Options Outstanding	1,385,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	7 years 0 months 14 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 4.73
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	735,000
Stock Options Exercisable, Weighted average exercise price in euros	€ 4.74
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Two [Member] | Minimum [Member]
Range of exercise prices in euros	€ 4.03
Stock Option Two [Member] | Maximum [Member]
Range of exercise prices in euros	€ 5.44
Stock Option Three [Member]
Number of shares, Stock Options Outstanding	123,500
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	1 year 7 months 13 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 10.93
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	123,500
Stock Options Exercisable, Weighted average exercise price in euros	€ 10.93
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Three [Member] | Minimum [Member]
Range of exercise prices in euros	€ 6.4
Stock Option Three [Member] | Maximum [Member]
Range of exercise prices in euros	€ 12.02
Stock Option Four [Member]
Number of shares, Stock Options Outstanding	1,040,990
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	2 years 7 months 6 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 14.46
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	1,040,990
Stock Options Exercisable, Weighted average exercise price in euros	€ 14.46
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Four [Member] | Minimum [Member]
Range of exercise prices in euros	€ 12.86
Stock Option Four [Member] | Maximum [Member]
Range of exercise prices in euros	€ 16.23
Stock Option Five [Member]
Number of shares, Stock Options Outstanding	528,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	2 years 6 months 29 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 22.85
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	528,000
Stock Options Exercisable, Weighted average exercise price in euros	€ 22.85
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Five [Member] | Minimum [Member]
Range of exercise prices in euros	€ 19.2
Stock Option Five [Member] | Maximum [Member]
Range of exercise prices in euros	€ 25.39
Stock Option [Member]
Number of shares, Stock Options Outstanding	3,272,490
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	4 years 4 months 2 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 10.9
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	2,476,240
Stock Options Exercisable, Weighted average exercise price in euros	€ 12.97
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0

Stock based compensation (Details 6)	Jul. 25, 2010	Dec. 31, 2012 Free Share Award [Member] USD ($)		Dec. 31, 2012 Free Share Award [Member] EUR (€)	Dec. 31, 2011 Free Share Award [Member] USD ($)		Dec. 31, 2011 Free Share Award [Member] EUR (€)	Dec. 31, 2010 Free Share Award [Member] USD ($)		Dec. 31, 2010 Free Share Award [Member] EUR (€)
Balance, Share Award Available for Grant -Beginning Balance		26,600		26,600	18,150		18,150	10,650		10,650
Options authorized, Free of Charge Share Award Available for Grant		200,000		200,000	200,000		200,000	200,000		200,000
Granted, Free of Charge Share Award Available for Grant		(189,700)		(189,700)	(200,000)		(200,000)	(230,000)		(230,000)
Exercised, Free of Charge Share Award Available for Grant		0		0	0		0	0		0
Forfeited, Free of Charge Share Award Available for Grant		21,550		21,550	8,450		8,450	37,500		37,500
Cancelled, Free of Charge Share Award Available for Grant					1,000		1,000	3,300		3,300
Balance, Share Award Available for Grant - Ending Balance		58,450		58,450	26,600		26,600	18,150		18,150
Balance, Share Award Granted and Outstanding -Beginning Balance		440,650		440,650	522,500		522,500	573,350		573,350
Options authorized Free of Charge Share Award Granted and Outstanding	200,000	0		0	0		0	0		0
Granted Free of Charge Share Award Granted and Outstanding		189,700		189,700	200,000		200,000	230,000		230,000
Exercised, Options Granted and Outstanding		(258,150)		(258,150)	(272,400)		(272,400)	(240,050)		(240,050)
Forfeited, Options Granted and Outstanding		(21,550)		(21,550)	(8,450)		(8,450)	(37,500)		(37,500)
Cancelled, Free of Charge Share Award Granted and Outstanding					(1,000)		(1,000)	(3,300)		(3,300)
Balance, Share Award Granted and Outstanding - Ending Balance		350,650		350,650	440,650		440,650	522,500		522,500
Balance,Weighted Average Fair Value - Beginning Balance		$ 5.81	[1]	€ 4.36	$ 7.25	[1]	€ 5.16	$ 6.68	[1]	€ 4.73
Options authorized Weighted Average Fair Value at grant date		$ 0	[1]	€ 0	$ 0	[1]	€ 0	$ 0	[1]	€ 0
Granted Weighted Average Fair Value at grant date		$ 3.07	[1]	€ 2.38	$ 4.39	[1]	€ 3.28	$ 7.01	[1]	€ 5.29
Exercised Weighted Average Fair Value at grant date		$ 6.52	[1]	€ 4.92	$ 7.47	[1]	€ 5.07	$ 5.91	[1]	€ 4.39
Forfeited Weighted Average Fair Value at grant date		$ 5.79	[1]	€ 4.35	$ 7.22	[1]	€ 5.18	$ 5.93	[1]	€ 4.39
Cancelled Weighted Average Fair Value at grant date					$ 7.45	[1]	€ 5.06	$ 5.17	[1]	€ 4.03
Balance, Weighted Average Fair Value - Ending Balance		$ 3.81	[1]	€ 2.88	$ 5.81	[1]	€ 4.36	$ 7.25	[1]	€ 5.16

[1]	Historical exchange rate at date of grant

Stock based compensation (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Free Share Award [Member] USD ($)	Dec. 31, 2012 Free Share Award [Member] EUR (€)	Dec. 31, 2011 Free Share Award [Member] USD ($)	Dec. 31, 2011 Free Share Award [Member] EUR (€)	Dec. 31, 2010 Free Share Award [Member] USD ($)	Dec. 31, 2010 Free Share Award [Member] EUR (€)
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 2,158,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 10 days	1 year 4 months 10 days
Fair Value Of Warrants Vested	348,000	271,000	358,000	257,000	626,000	472,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	973,000	735,000	149,000	111,000	256,000	174,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,088,000	846,000	659,000	473,000	1,889,000	1,424,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value							$ 1,336,000	€ 1,009,000	$ 2,296,000	€ 1,774,000	$ 3,745,000	€ 2,697,000

Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 2,742	$ 3,456	$ 8,184	$ 8,716
HSBC [Member]
Cash and cash equivalents	880	2,785
Credit Agricole [Member]
Cash and cash equivalents	641	630
Commerce Bank [Member]
Cash and cash equivalents	1,057	0
Citi Bank [Member]
Cash and cash equivalents	159	0
Other [Member]
Cash and cash equivalents	$ 5	$ 41

Marketable securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value	$ 6,413	$ 21,035
Value at cost	6,413	21,035	23,160
Unrealized Gains (Losses)	0	0
Credit Agricole securities [Member]
Fair value	6,413	17,802
Value at cost	6,413	17,802
Unrealized Gains (Losses)	0	0
HSBC securities [Member]
Fair value	0	3,233
Value at cost	0	3,233
Unrealized Gains (Losses)	$ 0	$ 0

Marketable securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from sales	$ 18,246	$ 26,382	$ 83,128
Purchase of securities	3,567	25,015	73,632
Gross gains	6	41	74
Credit Agricole securities [Member]
Proceeds from sales	15,143	5,775
Purchase of securities	3,573	8,062
Gross gains	3	10
HSBC securities [Member]
Proceeds from sales	3,216	20,607
Purchase of securities	0	16,953
Gross gains	$ 3	$ 31

Marketable securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities	$ 6,413	$ 21,035	$ 23,160
Gains on sales of marketable securities	$ 6	$ 41	$ 74

Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 894	$ 921
Finished goods	626	754
Inventories, net	$ 1,520	$ 1,675

Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valued-added tax recoverable	$ 1,013	$ 1,028
Prepaid expenses	906	832
Advance to suppliers	324	352
Grants recoverable	71	430
Total Prepaid expenses and other current assets	$ 2,314	$ 2,642

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total property and equipment	$ 65,478	$ 63,368
Less accumulated depreciation and amortization	(47,240)	(43,985)
Property and equipment, net	18,238	19,383
Land and Buildings [Member]
Total property and equipment	10,332	10,132
Laboratory Equipment [Member]
Total property and equipment	29,314	28,639
Office and Computer Equipment [Member]
Total property and equipment	5,135	4,641
Furniture, Fixtures and Fittings [Member]
Total property and equipment	20,697	19,956
Construction In Progress [Member]
Total property and equipment	$ 0	$ 0

Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation of property and equipment	$ 3,183,000	$ 3,346,000	$ 4,696,000
Property and equipment, net	18,238,000	19,383,000
Accumulated Amortization Of Leased Asset	211,000	173,000
Depreciation	44,000	56,000	47,000
Capital Lease Asset [Member]
Property and equipment, net	$ 507,000	$ 509,000

Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Gross	$ 19,035	$ 534
Accumulated Amortization, Goodwill	(544)	(534)
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	18,491	0
Gross carrying amount	49,282	0
Accumulated amortization	(523)	0
Impairment	(7,170)	0
Intangible assets, net	41,589	0
Goodwill [Member]
Goodwill, Gross	544	534
Accumulated Amortization, Goodwill	(544)	(534)
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	0	0
Goodwill Eclat Acquisition [Member]
Goodwill, Gross	18,491	0
Accumulated Amortization, Goodwill	0	0
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Intangible Assets, Net (Including Goodwill)	18,491	0
Research and Development In Process [Member]
Gross carrying amount	47,309	0
Accumulated amortization	0	0
Impairment	(7,170)	0
Intangible assets, net	40,139	0
Licensing Agreements [Member]
Gross carrying amount	1,973	0
Accumulated amortization	(523)	0
Impairment	0	0
Intangible assets, net	$ 1,450	$ 0

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued compensation	$ 1,671	$ 2,037
Accrued social charges	3,193	3,441
Other	149	0
Total accrued expenses	$ 5,013	$ 5,478

Other current and Long Term liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Funding from partner GSK short term	$ 669	$ 734
Employee service award provision short term	263	641
Valued-added tax payable	201	251
Provision for retirement indemnity short term	0	129
Conditional grants	0	240
Total Other current liabilities	$ 1,133	$ 1,995

Other current and Long Term liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Funding from partner GSK long term	$ 6,345	$ 6,906
Provision for retirement indemnity (see note 21)	2,875	1,978
R&D credit tax financing long term	12,661	6,682
Employee service award provision long term	2,768	2,235
Other	31	22
Total Other long term liabilities	$ 24,680	$ 17,823

Other current and Long Term liabilities (Details Textual)	1 Months Ended	12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2007 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2012 Glaxo Smith Kline [Member] Extension Financing [Member] USD ($)
Supply Agreement, Acquisition Of Buildings and Fixtures						$ 8,188,000
Supply Agreement, Acquisition Of Production Equipment						11,138,000
Other current liabilities		1,133,000		1,995,000		316,000		353,000
Other long-term liabilities		24,680,000		17,823,000		3,818,000		2,527,000
Supply Agreement Total Installments							8,097,000
Provision For Service Award		3,031,000		2,876,000
Provision For Service Award Short Term		263,000		641,000
Proceeds From Advances		5,848,000	4,432,000	6,813,000	5,164,000
Deferred Tax Assets, Tax Credit Carryforwards, Research		20,357,000
Interest Rate On Advance				Euro Interbank Offered Rate (EURIBOR) plus 0.9%.	Euro Interbank Offered Rate (EURIBOR) plus 0.9%.
Proceeds From Conditional Grants	1,800,000
Conditional grants				$ 2,128,000
Service Award Provision Period		The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity.	The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity.

Deferred Revenue (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue	$ 795,000	$ 4,367,000

Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total	$ 36,629		$ 3,715
Current portion	3,351		2,026
Long-term portion	33,278		1,689
Oseo Anvar Loans [Member]
Total	2,751	[1]	1,807	[1]
French Ministry Of Research [Member]
Total	1,945	[2]	1,908	[2]
Acquisition Liability Contingent Consideration [Member]
Total	24,063	[3]	0	[3]
Acquisition Liability Note [Member]
Total	5,713	[3]	0	[3]
Acquisition Liability Warrant Consideration [Member]
Total	$ 2,157	[3]	$ 0	[3]

[1]	OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2011 and 2012, the Company had outstanding loans from Anvar of $1,807,000 and $2,751,000, respectively for various programs. In 2012, the Company received $1,029,000 for two of these projects. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.
[2]	In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the "Proteozome" project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2013. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.
[3]	The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of: a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat; two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel ("ADSs"); and a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provision.

Long-term Debt (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Share price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years
Warrant [Member]
Share price	$ 3.03
Risk-free interest rate	0.77%
Dividend yield	0.00%
Expected volatility	53.75%
Expected term	5 years 2 months 12 days

Long-term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3,351
2014	5,806
2015	14,505
2016	14,944
2017	$ 8,255

Long-term Debt (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 American Depository Shares [Member]	Dec. 31, 2012 Oseo Anvar [Member]	Dec. 31, 2002 French Ministry Of Research [Member]
Proceeds from loans or conditional grants	$ 6,668,000	$ 7,855,000	$ 436,000		$ 1,029,000	$ 464,000
Long-term Debt, Description						The Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002.
Secured Debt	12,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				3,300,000
Percentage Of Earn Out Payment	20.00%
Percentage Of Commitment	100.00%
Business Acquisition, Commitment Amount	1,000,000
Percentage Of Royalty	1.75%
Payment Of Royalties Accrued	$ 2,600,000

Capital lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 87
2014	87
2015	85
2016	13
Total	274
Less amounts representing interest	(18)
Future payments on capital leases	256
Less current portion	77	97
Long term portion	$ 179	$ 251

Capital lease obligations (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Paid Lessee Assets Under Capital Lease	$ 14,000	$ 20,000	$ 9,000

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss)	$ (3,228)	$ (8,774)	$ (8,975)
Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share (in shares)	25,135	24,669	24,411
Effect of dilutive securities:
Stock-options and warrants	$ 0	$ 0	$ 0
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share (in shares)	25,135	24,669	24,411
Basic earnings (loss) per share (in dollars per share)	$ (0.13)	$ (0.36)	$ (0.37)
Diluted earnings (loss) per share (in dollars per share)	$ (0.13)	$ (0.36)	$ (0.37)

Earnings Per Share (Details Textual) (EUR €)	12 Months Ended
Dec. 31, 2012
Options Purchase Price	€ 8.99
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,576,240

Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation	$ 10,253	$ 10,057
Total	$ 10,253	$ 10,057

Shareholders' Equity (Details Textual)	1 Months Ended									12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended				1 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Dec. 31, 2010	Jun. 30, 2010 USD ($)	Jun. 30, 2010 EUR (€)	Apr. 30, 2010	Jun. 30, 2009 USD ($)	Jun. 30, 2009 EUR (€)	Jan. 31, 1997	Dec. 31, 2012 USD ($)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 USD ($)	Jun. 24, 2011	Jul. 25, 2010	Jun. 25, 2010	Jun. 24, 2009	Dec. 31, 2012 Warrants One [Member]	Mar. 13, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants Two [Member]	Mar. 13, 2012 Warrants Two [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Free Share Awards [Member]	Dec. 31, 2011 Free Share Awards [Member]	Dec. 31, 2010 Free Share Awards [Member]	Dec. 31, 2009 Free Share Awards [Member]	Feb. 28, 2009 Free Share Awards [Member]	Apr. 30, 2008 Free Share Awards [Member]	Dec. 31, 2008 Free Share Awards [Member]	Jun. 22, 2012 Free Share Awards [Member]	Jun. 24, 2011 Free Share Awards [Member]	Jun. 25, 2010 Free Share Awards [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue One [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue Two [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue Three [Member]
Accumulated deficit										$ (192,621,000)			$ (189,393,000)
Number Of Warrants Authorized For Subscription														350,000		250,000	250,000
Warrants Subscription Price	$ 0.67	€ 0.47		$ 0.9	€ 0.7		$ 1.03	€ 0.74
Share Purchase Price	$ 5.03	€ 3.54		$ 6.68	€ 5.44		$ 6.29	€ 4.5
Social Contribution									45.00%
Additional Social Security Contribution												10.00%
Percentage Of Share Price												25.00%
Contribution Rate			14.00%
Options authorized Free of Charge Share Award Granted and Outstanding															200,000																200,000	200,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						40,000					210,000													189,700	200,000	230,000	295,000	25,000	40,000	210,000
Issuance of ordinary shares on exercise of stock -options (in shares)			200,050																						267,400	200,050								208,150	5,000	45,000
Accumulated Statutory Deficit										161,100,000
Increased Contribution Rate										30.00%
Warrants Issued During Period Warrants New Issues																						$ 3,300,000	$ 3,300,000
Class Of Warrant Or Right Exercisable																		2,200,000	2,200,000	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		7.44	7.44	11	11

Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
France	$ (7,930)	$ (8,582)	$ (8,766)
France [Member]
France	(14,216)	(8,582)	(8,766)
United States [Member]
France	$ 6,286	$ 0	$ 0

Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax benefit (provision) computed at the statutory rate (US & France)	$ 2,224	$ 2,860	$ 2,922
Deferred Tax Allowance	(4,738)	(2,860)	(2,922)
Business Tax	(56)	(192)	(209)
Non Taxable remeasurement of fair value accounting	7,303	0	0
Temporary differences	(31)	0	0
Total	$ 4,702	$ (192)	$ (209)

Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	$ 65,657	$ 53,230
Other deferred income tax assets	3,656	4,133
Valuation allowance for french activities	(64,356)	(57,105)
Net deferred income tax assets	4,957	258
Deferred income tax liabilities	(19,086)	(258)
Deferred income taxes, net	$ (14,130)	$ 0

Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 6,632
Total current portion	6,632
2014	7,450
2015	6,275
Total long term portion	13,725
Total	$ 20,357

Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			33.33%
Income tax	$ (4,702,000)	$ 192,000	$ 209,000
Deferred Tax Assets, Other Tax Carryforwards	4,647,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	20,357,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	40.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	184,716,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	9,800,000
Tax Loss Resulting In Increase In Operating Loss Carryforward	26,369,000
Percentage Of Valuation Allowance	100.00%
Description Of Annual Utilization, Operating Loss Carry Forward	annual utilization is limited to 1,000,000 plus 50% of any taxable income in excess of this threshold
Pre Acquisition Tax Loss	49,000,000
Pre Acquisition Tax Loss Per Year	1,800,000
France [Member]
Operating Loss Carryforwards	184,716,000
United States [Member]
Operating Loss Carryforwards	9,800,000
French Government [Member]
Deferred Tax Assets, Other Tax Carryforwards	$ 26,369,000

Employee Retirement plans (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average increase of salaries	3.00%	3.00%	3.00%
Discounted interest rate	3.00%	4.50%	4.75%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years actuarial standard based on age and professional status	60 to 65 years actuarial standard based on age and professional status	60 to 65 years actuarial standard based on age and professional status

Employee Retirement plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefit obligations at beginning of year	$ 2,106	$ 1,880
Service cost	162	166
Interest cost	91	93
Plan amendments	0	0
Benefits paids	(267)	(10)
Actuarial loss (gain)	723	58
Exchange rate changes	4	(81)
Benefit obligations at end of year	$ 2,819	$ 2,106

Employee Retirement plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2013	$ 0
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2014	60,711
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2015	202,173
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2016	234,059
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2017	0
Defined Benefit Plan, Expected Future Benefit Payments, Next 5 Years	$ 530,305

Employee Retirement plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized	$ 1,372,000	$ 1,432,000	$ 1,498,000
Defined Benefit Plan, Benefit Obligation	2,819,000	2,106,000	1,880,000
Defined Contribution Plan, Employer Matching Contribution, Percent	25.00%	25.00%
Defined Contribution Plan Employer Contribution	49,000	49,000
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 140,000	$ 55,000	$ 72,000

Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Marketable Securities [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member]		Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Acquisition Liability Note [Member]		Dec. 31, 2012 Acquisition Liability Note [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2012 Acquisition Liability Note [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Acquisition Liability Note [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	$ 2,742	$ 3,456	$ 8,184	$ 8,716			$ 2,742	$ 0	$ 0
Marketable securities	6,413	21,035	23,160				6,413	0	0
Liabilities
Business Acquisition Contingent Consideration Net	31,933						0	0		24,063	[1]	0	[1]	0	[1]	24,063	[1]	5,713	[2]	0	[2]	0	[2]	5,713	[3]	2,157	[3]	0	[3]	0	[3]	2,157	[3]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings					0	0				14,009	[1]							794	[2]							9,070	[3]
Financial Gain Loss On Fair Value Hedges Recognized In Earnings					0	0				(4,834)	[1]							(880)	[2]							838	[3]
Gain (Loss) on Fair Value Hedges Recognized in Earnings					$ 0	$ 0				$ 9,175	[1]							$ (86)	[2]							$ 9,908	[3]

[1]	Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of clat Pharmaceuticals (Note 15). The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 15).
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date.

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 991
2014	502
2015	300
2016	23
2017	17
TOTAL	$ 1,833

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012
Operating Leases, Rent Expense, Net	$ 1,081,000	$ 1,124,000	$ 1,470,000
Loss Contingency, Settlement Agreement, Consideration				$ 400,000

Industry and geographic information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 26,101	$ 32,600	$ 37,094
United Kingdom and Ireland [Member]
Revenue:
Revenues	15,967	17,619	16,641
USA [Member]
Revenue:
Revenues	3,890	3,694	3,929
France [Member]
Revenue:
Revenues	2,930	1,763	2,425
Europe [Member]
Revenue:
Revenues	$ 3,313	$ 9,524	$ 14,098

Industry and geographic information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Long Lived Assets	$ 92,226	$ 31,605
USA [Member]
Long-lived assets:
Long Lived Assets	60,260	5
France [Member]
Long-lived assets:
Long Lived Assets	$ 31,966	$ 31,600

Industry and geographic information (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gsk [Member]	Dec. 31, 2011 Gsk [Member]	Dec. 31, 2010 Gsk [Member]
Entity-Wide Revenue, Major Customer, Percentage					63.00%	67.00%	46.00%
Revenues	$ 560	$ 560	$ 26,314	$ 33,209

Post Balance Sheet Events (Details Textual) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Financing Facility Agreement Amount	$ 15
Facility Agreement [Member]
Debt Financing Facility Agreement Amount	15
Premium On Reimbursement	2.6
Long Term Debt, Repayment Of Principal In First Year	10.00%
Long Term Debt, Repayment Of Principal In Second Year	20.00%
Long Term Debt, Repayment Of Principal In Third Year	30.00%
Long Term Debt, Repayment Of Principal In Fourth Year	40.00%
Interest Payable, Percentage	12.50%
Fund Raised From Debt Financing Facility	12.4
Royalty Agreement [Member]
Fund Raised From Debt Financing Facility	$ 2.6
Long Term Debt Repayment Percentage	1.75%
Debt Repayment Term	Dec 31, 2024